UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

This report on Form N-CSR relates solely to the Registrant's Fidelity Intermediate Municipal Income Fund series (the "Fund").

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Intermediate
Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.65%
Actual		$ 1,000.00	$ 979.50	$ 3.19
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.64%
Actual		$ 1,000.00	$ 980.40	$ 3.14
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Class B	1.28%
Actual		$ 1,000.00	$ 976.40	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class C	1.43%
Actual		$ 1,000.00	$ 976.60	$ 7.01
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Intermediate Municipal Income	.36%
Actual		$ 1,000.00	$ 981.80	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.01	$ 1.81
Institutional Class	.42%
Actual		$ 1,000.00	$ 980.60	$ 2.06
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.3	17.8
Illinois	13.8	13.2
New York	11.0	10.9
Florida	9.2	10.1
Texas	8.3	8.6
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.4	35.8
Health Care	14.7	12.3
Special Tax	11.5	12.7
Electric Utilities	9.9	11.0
Transportation	8.5	7.7
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	5.0	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.2	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 9.2%	AAA 9.5%
AA,A 76.6%	AA,A 76.5%
BBB 6.6%	BBB 6.4%
BB and Below 0.6%	BB and Below 0.5%
Not Rated 2.8%	Not Rated 4.1%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,386
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,003
5.5% 1/1/22	2,300	2,257
		6,646
Arizona - 2.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,778
5% 10/1/17 (FSA Insured)	10,000	11,341
5% 10/1/18 (FSA Insured)	2,500	2,850
5.25% 10/1/20 (FSA Insured)	6,695	7,608
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,760
6% 1/1/27	1,400	1,559
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,874
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,504
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,367
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	6,964
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,799
5% 7/1/20	2,550	2,746
5% 7/1/21	1,505	1,617
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (c)	3,100	3,099
Phoenix Civic Impt. Board Arpt. Rev. Series D, 5.5% 7/1/13 (d)	1,005	1,005
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,240
Series 2011 C, 5% 7/1/21	1,000	1,180
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,570
5% 7/1/18	7,665	8,907
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,609
5% 7/1/25	2,000	2,224
Series 2012 A:
5% 7/1/22	500	576
5% 7/1/23	1,100	1,256
		97,433
California - 15.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,906
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,475
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,542
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21	5,000	6,006
SeriesAM, 5% 12/1/19	5,015	5,999
Series AI:
5% 12/1/20	5,000	5,998
5% 12/1/25	2,195	2,546
5% 12/1/29	4,865	5,430
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	7,159
Series 2004 A:
5% 7/1/15	4,775	4,985
5.25% 7/1/14	3,900	4,094
Series 2009 A:
5% 7/1/15	8,990	9,386
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,505
5% 7/1/18	4,510	5,241
5% 7/1/19	7,625	8,977
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,000
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,300
5.25% 7/1/14	3,445	3,617
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,145
Series 2009 B, 5% 7/1/20	5,600	6,507
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2013:
5.25% 2/1/16	$ 1,895	$ 1,901
5.25% 2/1/28	1,735	1,739
5.25% 2/1/28 (Pre-Refunded to 8/1/13 @ 100)	415	417
5% 10/1/13	1,550	1,568
5% 3/1/15	2,415	2,592
5% 8/1/16	6,070	6,786
5% 3/1/19	1,470	1,664
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,121
5% 3/1/26	2,200	2,360
5% 6/1/27 (AMBAC Insured)	1,800	1,878
5.125% 11/1/24 (Pre-Refunded to 11/1/13 @ 100)	1,900	1,931
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	4,874
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	145	146
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,527
5.25% 12/1/33	110	113
5.25% 4/1/34	30	31
5.5% 8/1/29	13,900	15,595
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,336
5.5% 8/1/30	10,000	11,090
5.5% 11/1/33	16,630	16,791
5.5% 11/1/33 (Pre-Refunded to 11/1/13 @ 100)	4,725	4,807
6% 3/1/33	12,375	14,609
6% 4/1/38	7,500	8,526
6% 11/1/39	35,800	40,926
6.5% 4/1/33	150	179
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,850	3,035
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,524
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	125
6.5% 10/1/38	5,300	6,094
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,131
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds: - continued
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (c)	$ 4,500	$ 4,491
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,189
Series 2011 D, 5% 8/15/35	3,000	3,105
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.57%, tender 8/1/13 (c)(d)	6,500	6,500
(Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (c)(d)	3,750	3,751
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,449
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,604
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	5,610	5,880
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,932
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,125
5% 11/1/24	1,000	1,109
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,543
5.25% 10/1/25	4,000	4,449
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,547
Series 2012 A:
5% 4/1/22	2,100	2,424
5% 4/1/23	5,000	5,597
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,821
5% 12/1/21	2,500	2,914
Series 2005 K, 5% 11/1/16	7,195	7,850
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,304
Series 2009 G1, 5.75% 10/1/30	2,100	2,348
Series 2009 I, 6.125% 11/1/29	1,300	1,534
Series 2010 A, 5.75% 3/1/30	4,100	4,549
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/25	$ 5,000	$ 5,707
5.75% 11/1/28	5,000	5,636
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,249
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	689
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.5%, tender 12/12/15 (c)	14,800	14,808
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	8,248
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.41%, tender 7/1/14 (c)	40,735	40,781
Series 2011 A2, 0.41%, tender 7/1/14 (c)	18,185	18,206
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,052
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,541
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.75% 1/15/40	1,600	1,600
5.875% 1/15/27	1,000	1,014
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,142
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,616
Series 2010 C, 5.25% 8/1/39	3,700	4,140
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/18	12,735	14,852
Series 2013 A:
5% 7/1/19	11,600	13,766
5% 7/1/21	4,000	4,814
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	$ 3,300	$ 3,718
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	14,900
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,601
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.21%, tender 5/1/15 (c)	25,000	24,962
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,147
5% 7/1/23	3,800	4,311
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,362
5% 7/1/20	2,000	2,218
5% 7/1/21	1,500	1,635
5% 7/1/22	2,250	2,417
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,663
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,503
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,430
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (d)	5,000	5,407
Poway Unified School District Series B:
0% 8/1/36	12,950	3,778
0% 8/1/37	16,850	4,628
0% 8/1/38	4,650	1,201
0% 8/1/40	2,240	514
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,985	4,920
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,532
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	816
5.25% 7/1/21	700	818
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,275
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,000	6,160
6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,354
6.5% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	2,750	3,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	$ 8,465	$ 9,534
5.25% 8/1/26	2,200	2,329
5.5% 8/1/20	2,000	2,283
Series 2009 B, 5% 8/1/18	7,355	8,223
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	9,746
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,695
5% 5/15/22	2,000	2,260
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	885
0% 7/1/39	7,200	1,830
Series 2008 E, 0% 7/1/49	4,500	661
Series C:
0% 7/1/46	20,405	3,517
0% 7/1/47	13,000	2,125
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,523
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,199
0% 8/1/37	2,000	572
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,345
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,594
Sonoma County Jr. College District Rev. Series 2002:
5% 8/1/28 (FSA Insured)	385	406
5% 8/1/28 (Pre-Refunded to 8/1/15 @ 100)	1,315	1,438
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,165
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,248
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,080
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Escrowed to Maturity)	175	182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2007 K: - continued
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,825	$ 2,942
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,683
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	803
Series 2009 O, 5.25% 5/15/39	1,900	2,074
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,890
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,623
		753,149
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,103
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,552
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,467
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,174
5% 11/15/14 (Escrowed to Maturity)	60	64
Series 2006 F:
5% 11/15/13	395	402
5% 11/15/13 (Escrowed to Maturity)	890	906
5% 11/15/14	420	446
5% 11/15/14 (Escrowed to Maturity)	935	996
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,135
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,210
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	2,300	2,454
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,496
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	$ 1,000	$ 1,079
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,256
Series 2010 A:
0% 9/1/35	2,000	558
0% 9/1/37	3,000	734
0% 9/1/38	3,760	864
		33,975
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(d)	4,700	4,727
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,450
Series 2013 A:
0.2% 3/1/15 (c)	3,200	3,179
0.29% 3/1/16 (c)	1,400	1,383
0.4% 3/1/17 (c)	1,600	1,580
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,275
Hartford Gen. Oblig. Series A, 5% 8/15/13 (Escrowed to Maturity)	2,070	2,082
		26,676
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,974
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,817
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,068
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,642
		19,501
Florida - 9.2%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	$ 1,000	$ 1,000
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,397
Series 2012 A:
5% 7/1/21	5,380	6,152
5% 7/1/22	5,000	5,624
5% 7/1/25	5,635	6,160
5% 7/1/26	24,585	26,659
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,558
Series 2011 A1, 5% 6/1/18	2,000	2,243
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,458
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,489
5% 12/1/23	2,245	2,506
5% 12/1/24	2,365	2,629
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	2,100	2,100
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,264
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,722
Series 2009 D, 5% 6/1/21	2,780	3,187
Series 2011 C:
5% 6/1/20	12,380	14,635
5% 6/1/21	13,005	15,376
5% 6/1/22	10,000	11,667
Series 2011 E, 5% 6/1/24	5,000	5,715
Series A, 5.5% 6/1/38	1,800	2,020
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,816
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,746
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,744
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,401
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,247
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/22	2,350	2,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	$ 1,970	$ 2,027
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,103
Series 2005 I:
5% 11/15/17	2,600	2,971
5% 11/15/18	2,000	2,304
Series 2008 B, 6% 11/15/37	12,000	13,401
Series B:
5% 11/15/17	1,050	1,143
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	165
Series G:
5% 11/15/13	1,545	1,571
5% 11/15/13 (Escrowed to Maturity)	55	56
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	9,175
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,814
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,879
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,331
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,077
5% 9/1/22	2,270	2,505
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	7,967
5% 10/1/14	4,810	4,976
5% 10/1/14 (Pre-Refunded to 4/1/14 @ 100)	2,190	2,267
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,497
5% 10/1/23	5,320	5,870
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,264
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,040
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	$ 3,330	$ 3,558
5.25% 6/1/24	3,750	4,005
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,073
5% 11/15/22	500	532
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,916
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,588
Series 2012 A:
5% 10/1/22 (d)	3,000	3,375
5% 10/1/24 (d)	10,000	10,879
5% 10/1/24	2,165	2,400
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,470
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,446
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,409
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,507
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,106
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,830
5% 8/1/15 (AMBAC Insured)	5,990	6,493
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	1,250	1,430
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,450
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,946
5.75% 10/1/43	1,850	1,914
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,111
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,946
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,914
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,213
Series 2012 B, 5% 8/1/26	4,000	4,349
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,298
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,772
5% 10/1/20	3,500	4,153
Series 2012 A:
5% 10/1/23	1,700	2,000
5% 10/1/25	900	1,058
Series 2013 A, 5% 10/1/24	4,800	5,586
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,702
Series 2011, 5% 10/1/24	8,600	9,634
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,918
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,509
Series 2013 A:
5% 7/1/25	2,000	2,237
5% 7/1/27	4,255	4,669
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,952
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,427
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,752
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,679
5% 10/1/18 (FSA Insured) (d)	10,515	11,854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/19 (FSA Insured) (d)	$ 5,965	$ 6,686
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,012
		454,116
Georgia - 3.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	10,500	10,654
Fourth Series 1994, 1.2%, tender 4/1/14 (c)	5,200	5,227
Second Series 1994, 1.2%, tender 4/1/14 (c)	3,800	3,820
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,589
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,217
6.125% 9/1/40	5,600	5,906
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,674
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,255
5% 11/1/18	6,000	6,889
5% 11/1/19	3,000	3,478
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,647
5.25% 1/1/20	1,625	1,916
Series 2008 D, 5.75% 1/1/19	11,500	13,564
Series 2009 B, 5% 1/1/16	2,500	2,737
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	25	26
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,402
Series 2011 A, 5% 1/1/21	9,000	10,396
Series GG:
5% 1/1/22	3,000	3,479
5% 1/1/24	3,625	4,159
5% 1/1/25	1,250	1,420
5% 1/1/26	5,000	5,619
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	$ 2,000	$ 2,326
Series S:
5% 10/1/22	1,275	1,483
5% 10/1/24	2,425	2,755
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	748
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.31%, tender 9/1/14 (c)	15,500	15,505
Third Series 2009 A, 5.25% 7/1/36	11,600	12,585
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	20,100	20,168
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/13	1,450	1,466
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,629
		174,739
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	4,995	5,404
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,238
		9,642
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,040
6.75% 11/1/37	2,600	2,913
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,802
		7,755
Illinois - 13.8%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,107
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	942
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,717
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,935
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 2009 D: - continued
5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 5,200	$ 5,629
Series 2010 F, 5% 12/1/31	20,000	20,547
Series 2011 A, 5.5% 12/1/39	5,900	6,296
Series 2012 A, 5% 12/1/42	14,300	14,331
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,817
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,582
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,944
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,986
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	193
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	932
Series 2006 A, 5% 1/1/23	10,975	11,643
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,098
Series 2012 C, 5% 1/1/25	1,000	1,065
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,067
Series 2010 D:
5.25% 1/1/18 (d)	750	855
5.25% 1/1/19 (d)	5,125	5,878
Series 2011 B, 5% 1/1/20	4,430	5,056
Series 2011 C, 6.5% 1/1/41	14,300	17,222
Series 2012 A, 5% 1/1/22	1,750	2,015
Series 2012 B:
4% 1/1/14 (d)	5,000	5,089
5% 1/1/22 (d)	7,000	7,920
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,770
Series 2010 C:
5% 1/1/22	3,155	3,542
5% 1/1/23	3,400	3,800
5% 1/1/24	2,000	2,221
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.: - continued
Series 2010 C: - continued
5.25% 1/1/37	$ 3,385	$ 3,596
5.25% 1/1/40	1,575	1,670
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,634
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,845
5% 6/1/19 (AMBAC Insured)	3,705	4,035
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	845
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,534
Series 2008, 5.25% 11/1/33	5,200	5,597
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,496
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,137
5% 12/15/24	1,000	1,127
Series 2012 C, 5% 12/15/25	2,120	2,291
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,174
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	641
Series 2010 A, 5.25% 11/15/24	17,925	20,032
Series 2011 A, 5.25% 11/15/24	1,500	1,691
Series 2012 C:
5% 11/15/22	2,000	2,277
5% 11/15/23	2,500	2,812
5% 11/15/24	18,655	20,904
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,949
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,481
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (c)(d)	6,680	6,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,255	$ 3,532
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,485
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	20,851
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,603
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,506
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,636
5.25% 10/1/14	2,290	2,388
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	2,959
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,033
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,430
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,023
(Kewanee Hosp. Proj.) Series 2006:
5% 8/15/26	4,435	4,595
5.1% 8/15/31	5,000	5,130
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,125
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,567
5% 5/15/19	3,940	4,521
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,395
6.25% 5/1/21	6,395	7,446
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,080
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	$ 14,655	$ 15,429
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,134
Series 2008 A, 5.625% 1/1/37	21,035	22,260
Series 2009 A, 7.25% 11/1/38	5,865	6,947
Series 2009:
6.875% 8/15/38	325	359
7% 8/15/44	8,865	9,838
Series 2010 A:
5.5% 8/15/24	2,110	2,309
5.75% 8/15/29	1,440	1,564
Series 2012 A, 5% 5/15/23	1,480	1,592
Series 2012:
5% 9/1/32	8,100	8,261
5% 9/1/38	1,500	1,502
5% 11/15/43	3,265	3,220
Series 2013:
5% 11/15/26	2,675	2,856
5% 5/15/43	5,700	5,323
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,390
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,656
Series 2006:
5% 1/1/18	9,600	10,597
5% 1/1/19	3,200	3,549
Series 2007 B, 5% 1/1/15	1,150	1,214
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,016
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,001
Series 2012 A, 5% 1/1/33	3,600	3,512
Series 2012:
3% 8/1/13	5,200	5,211
5% 8/1/19	4,475	4,979
5% 3/1/20	3,250	3,592
5% 3/1/21	2,750	3,013
5% 8/1/21	1,600	1,752
5% 3/1/22	5,000	5,412
5% 8/1/22	6,600	7,135
Series 2013, 5.5% 7/1/38 (b)	4,000	4,093
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	$ 2,300	$ 2,301
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,300
5% 6/15/16	10,000	11,151
Series 2013, 5% 6/15/25	13,360	14,924
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,577
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	35,668
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 4% 6/15/20	7,500	7,701
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,146
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,548
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,155
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,845
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,025
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	844
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,174
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,092
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,562
0% 12/1/14 (FSA Insured)	5,180	5,084
0% 12/1/15 (FSA Insured)	3,810	3,660
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Pre-Refunded to 3/1/14 @ 101)	2,370	2,479
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,415	$ 1,147
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,507
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	6,509
Series 2012 B, 0% 12/15/51	48,500	5,526
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,896
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,207
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	2,914
0% 6/15/46 (FSA Insured)	4,730	733
0% 6/15/47 (FSA Insured)	3,755	550
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,923
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	585
0% 6/15/16 (Escrowed to Maturity)	1,050	1,017
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,386
0% 6/15/17 (Escrowed to Maturity)	1,175	1,112
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,908
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,131
5% 10/1/19	1,475	1,647
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,952
0% 4/1/14	3,500	3,474
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,507
0% 11/1/14 (FSA Insured)	1,285	1,277
0% 11/1/16 (Escrowed to Maturity)	995	960
0% 11/1/16 (FSA Insured)	3,005	2,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/17 (FSA Insured)	$ 1,300	$ 1,188
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	992
		683,345
Indiana - 3.1%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,066
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,146
5% 1/10/14 (FSA Insured)	1,180	1,208
5% 7/10/14 (FSA Insured)	1,215	1,268
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,538
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,256
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,065
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,827
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,090
5.25% 7/15/16 (FSA Insured)	2,095	2,318
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,519
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(d)	1,650	1,765
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.53%, tender 9/3/13 (c)(d)	7,500	7,500
Series B, 0.42%, tender 9/3/13 (c)	4,400	4,400
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,560
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,465
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Trinity Health Cr. Group Proj.) Series 2009 A: - continued
5% 12/1/17	$ 855	$ 974
Series 2010 A, 5% 2/1/17	3,700	4,187
Series 2012:
5% 3/1/22	1,000	1,113
5% 3/1/23	1,000	1,100
5% 3/1/30	1,050	1,071
5% 3/1/41	5,310	5,310
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,545
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	5,900	5,922
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,122
5% 1/1/25	1,000	1,110
5% 1/1/26	2,745	3,023
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,185
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,438
Series 2011 A, 5.25% 10/1/24	4,025	4,622
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,809
0% 12/1/17 (AMBAC Insured)	1,470	1,362
0% 6/1/18 (AMBAC Insured)	1,740	1,585
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,385
5% 10/1/21	5,500	6,208
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,571
5% 7/15/22	1,000	1,162
5% 7/15/23	2,700	3,125
5% 7/15/24	4,185	4,792
5% 7/15/25	4,330	4,894
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,675
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	$ 3,500	$ 3,669
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,239
Univ. of Southern Indiana Rev. Series J, 5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,906
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,562
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,423
		153,996
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,868
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	329
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,198
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,085
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,395
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,554
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,806
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/24	4,415	4,952
Series 2012 B, 5% 9/1/24	1,500	1,684
Series 2012, 5% 9/1/23	1,025	1,164
		21,167
Kentucky - 1.5%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,378
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	$ 3,000	$ 3,216
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,141
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,224
(#90 Proj.) 5.75% 11/1/23	12,000	13,875
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	28,253
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (c)	3,050	2,996
(Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,192
		75,445
Louisiana - 1.1%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,195
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.607%, tender 5/1/17 (c)	30,000	29,887
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,919
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,050
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,174
5% 7/1/15	2,740	2,951
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,354
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,842
Series 2012, 5% 12/1/20	3,200	3,580
0% 9/1/13 (AMBAC Insured)	1,400	1,399
		54,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	$ 4,200	$ 4,587
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,214
6% 7/1/38	1,800	2,015
		8,816
Maryland - 1.1%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,653
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,270
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,351
5% 7/1/18	2,500	2,864
Series 2010, 5.125% 7/1/39	3,600	3,765
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,330	1,395
Bonds:
Series 2012 C, 0.96%, tender 11/15/17 (c)	14,900	14,985
Series 2013 A:
0%, tender 5/15/18 (c)	8,400	8,375
0.71%, tender 5/15/18 (c)	6,000	5,969
Series 2013 A:
5% 7/1/24	1,245	1,380
5% 7/1/25	1,060	1,161
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	553
5% 4/1/16	1,665	1,824
		53,545
Massachusetts - 2.1%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,031
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,100
Bonds:
(Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	1,600	1,661
Series 2013 U-6E, 0.61%, tender 9/30/16 (c)	7,100	7,098
Series 2013 A, 6.25% 11/15/28 (b)	5,000	4,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	$ 3,000	$ 3,115
Massachusetts Gen. Oblig.:
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,821
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	5,973
Series 2004 B, 5.25% 8/1/20	13,865	16,713
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,837
5.25% 8/1/23 (Pre-Refunded to 8/1/17 @ 100)	1,600	1,861
5.25% 8/1/24	4,000	4,512
Series 2011 A, 5% 4/1/23	10,000	11,575
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,091
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,619
5% 7/1/21	4,700	5,314
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,045
5%, tender 7/1/15 (c)	7,000	7,397
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,003
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,050
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,615
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		101,392
Michigan - 2.5%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,673
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,805
Series 2006 D, 0.79% 7/1/32 (c)	5,520	4,755
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,670
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 6,100	$ 6,252
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,367
5% 12/1/15	665	719
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,478
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,141
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,146
5% 11/15/21	650	741
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,695
5% 6/1/27	2,300	2,392
5% 6/1/39	4,100	4,059
Series 2012 B, 5% 7/1/22	2,900	3,212
Series 2012:
5% 11/15/36	7,100	7,227
5% 11/15/42	1,560	1,569
Series 2013:
5% 8/15/28	5,585	5,875
5% 8/15/29	2,000	2,089
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,263
5% 12/1/26	980	1,047
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	250
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,802
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,436
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (c)	36,500	36,510
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (d)	2,900	3,257
Western Michigan Univ. Rev. Series 2009, 5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/14	$ 1,100	$ 1,120
5% 1/1/15	1,585	1,688
		125,264
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	584
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,232
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,664
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,276
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,778
5% 1/1/20	4,500	5,203
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	650	691
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,746
5.5% 7/1/18	1,400	1,610
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/14	250	259
		28,043
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (c)(d)	5,800	5,801
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (c)	4,100	4,093
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/13	1,500	1,508
		11,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.2%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	$ 1,000	$ 1,110
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,137
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,240
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,882
		7,740
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,193
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,793
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,754
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,597
		9,144
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (d)	1,500	1,500
5.375% 7/1/20 (d)	1,100	1,100
Series 2013 C1, 2.5% 7/1/15 (b)(d)	14,900	15,373
Series 2013 C2, 2% 7/1/14 (b)	10,300	10,470
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,647
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,000
5% 7/1/14	1,000	1,042
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,155
5% 6/1/23	2,000	2,299
5% 6/1/24	2,000	2,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B: - continued
5% 6/1/25	$ 1,050	$ 1,183
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,636
Series 2013 D1, 5% 3/1/25	2,825	3,227
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,889
		49,796
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,748
Series 2012:
4% 7/1/22	1,350	1,346
5% 7/1/26	1,280	1,348
Series 2013 A, 5% 10/1/43	2,430	2,480
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,595
5% 2/1/23	2,215	2,535
5% 2/1/24	1,775	2,012
		17,064
New Jersey - 3.5%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 A, 5% 2/15/14	1,710	1,751
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,576
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,325
5.25% 6/15/21	4,500	5,074
5.25% 6/15/22	10,585	11,728
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,229
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	1,200	1,294
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	7,010
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,618
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,986
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O: - continued
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	$ 4,700	$ 5,069
Series 2012 G, 0.64% 2/1/15 (c)	8,800	8,807
Series 2012 II, 5% 3/1/21	7,600	8,723
Series 2013:
5% 3/1/23	9,300	10,723
5% 3/1/24	12,800	14,384
5% 3/1/25	1,400	1,554
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,441
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,890
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.81%, tender 12/22/14 (c)	17,100	17,139
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,990	4,320
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,575
Series 2012 AA:
5% 6/15/23	7,500	8,481
5% 6/15/24	12,000	13,353
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	2,300	2,322
Toms River Gen. Oblig. 2% 12/27/13	12,500	12,596
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,050
		173,548
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	28,748
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,348
4% 9/1/16	3,000	3,284
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,280
		40,660
New York - 9.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	$ 1,800	$ 1,871
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,230
5.75% 7/1/40	1,000	1,075
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,028
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,847
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	8,917
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,794
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,805
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	473
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14 (Pre-Refunded to 9/1/14 @ 100)	3,600	3,806
Series 2005 G, 5% 8/1/14	6,500	6,828
Series 2008 E, 5% 8/1/13	11,760	11,806
Series 2010 C, 5% 8/1/14	10,000	10,504
Series 2010 E, 5% 8/1/16	11,210	12,547
Series C, 5.5% 8/1/13	95	95
Series J7, 0.53% 8/1/21 (c)	4,000	3,981
Series J8, 0.44% 8/1/21 (c)	4,900	4,889
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,388
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	861
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,195
Series 2009 S2, 6% 7/15/38	7,000	7,747
Series 2009 S3:
5.25% 1/15/34	20,000	21,673
5.25% 1/15/39	2,600	2,736
Series 2009 S4, 5.75% 1/15/39	6,400	7,041
Series S1, 5% 7/15/25	7,700	8,690
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 B: - continued
5% 2/1/21	$ 3,510	$ 4,139
Series 2010 B, 5% 11/1/20	37,195	43,814
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	155	171
5% 11/1/16	9,410	10,659
Series 2012 A, 5% 11/1/21	5,460	6,480
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,522
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,879
Series 2009 A:
5% 3/15/17	9,975	11,327
5% 3/15/19	11,040	12,867
Series A:
5% 2/15/19	1,000	1,164
5% 2/15/20	3,000	3,517
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	2,710	2,710
Series A:
5.75% 7/1/13	930	930
5.75% 7/1/13	300	300
(Mental Health Svcs. Facilities Proj.) Series 2008 D, 5% 8/15/13	7,390	7,432
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	863
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,552
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,777
Series 2009 A:
5% 7/1/20	5,000	5,831
5% 7/1/21	12,335	14,347
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,824
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (c)	7,000	6,997
Series B, 5% 11/15/13	4,280	4,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.55%, tender 11/1/14 (c)	$ 7,900	$ 7,890
Series 2012 G2, 0.724%, tender 11/1/15 (c)	15,400	15,380
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,134
Series 2005 C, 5.25% 11/15/14	1,000	1,066
Series 2008 C, 6.5% 11/15/28	11,300	13,531
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (c)	3,260	3,260
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,315
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,361
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/14	1,500	1,553
Series 2010 A, 5% 4/1/23	8,195	9,285
Series 2011 A, 5% 4/1/19	2,000	2,337
Series 2011 A1, 5% 4/1/20	2,220	2,600
Series 2011 A2, 5% 4/1/21	2,000	2,350
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	590	605
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	1,210	1,241
Series 2011 A, 5% 3/15/22	7,605	8,768
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,207
5.25% 6/1/22 (AMBAC Insured)	9,450	9,479
5.5% 6/1/19	495	497
Series 2003 B-1C:
5.5% 6/1/19	3,665	3,678
5.5% 6/1/20	800	803
5.5% 6/1/22	600	602
Series 2011, 5% 6/1/16	17,000	18,936
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2013 A: - continued
5% 11/15/24	$ 4,000	$ 4,646
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,605	7,214
		474,218
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,168
North Carolina - 1.4%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,652
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,589
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,556
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,476
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,464
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2009 B:
5% 1/1/15	1,250	1,332
5% 1/1/16	3,000	3,262
5% 1/1/20	2,110	2,348
Series 2012 A, 2% 1/1/14	4,780	4,819
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,473
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,439
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,764
5% 6/1/22	4,000	4,446
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,792
Series 2012 A:
5% 1/1/19	10,475	12,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.: - continued
Series 2012 A: - continued
5% 1/1/20	$ 2,000	$ 2,314
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.58%, tender 12/1/15 (c)	12,900	12,944
		66,714
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,036
Ohio - 2.0%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,442
Series 2012:
5% 2/15/21	1,500	1,708
5% 2/15/22	2,000	2,271
5% 2/15/24	2,000	2,223
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,845
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,583
5% 6/1/17	3,780	4,176
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,405
5% 1/1/27	1,500	1,671
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,508
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,521
5% 6/15/26	2,590	2,624
5% 6/15/27	2,720	2,717
5% 6/15/28	2,855	2,819
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,371
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	5,660
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	$ 3,100	$ 3,479
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,588
5% 10/1/22	2,000	2,226
5% 10/1/23	3,000	3,318
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,003
Series 2010 B, 4% 9/15/15	2,830	3,037
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/16	3,480	3,906
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,235
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,371
Series 2013 A2, 0.36% 1/1/16 (c)	1,615	1,610
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	7,043
5% 12/1/14 (Escrowed to Maturity)	395	421
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,366
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,641
		100,469
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,123
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,336
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,665
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,244
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/13	1,260	1,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	$ 7,185	$ 7,413
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,514
5% 1/1/22 (FSA Insured)	12,455	13,892
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,361
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,021
5% 12/15/14	850	903
		39,739
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,633
Pennsylvania - 3.7%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series 2008 A, 5% 9/1/13	6,200	6,248
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,382
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A, 5% 12/15/13	1,155	1,169
Series 2006 B, 5% 12/15/13	3,115	3,153
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,915
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,480
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	9,075
5% 7/1/22	6,000	6,628
5% 1/1/23	3,000	3,252
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,927
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,948
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	$ 3,300	$ 3,553
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,598
Series 2009 A, 5% 6/1/17	2,925	3,253
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,504
5% 3/1/22	2,000	2,240
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,991
Series 2011, 5% 7/1/21	2,100	2,490
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,389
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,389
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,149
Series 2009 B, 5% 12/1/16	12,500	14,065
Series 2013 A, 0.66% 12/1/17 (c)	7,600	7,563
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,004
0% 12/1/33 (a)	1,250	959
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,729
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,099
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	3,010
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,815
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	731
Series 2010 C:
5% 9/1/20	14,000	15,782
5% 9/1/21	6,000	6,666
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,268
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,030
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,979
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,717
5% 9/1/20 (FSA Insured)	1,000	1,148
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,395
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,123
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,186
5% 4/1/24	1,365	1,466
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,253
		180,359
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	5,379
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,151
		10,530
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	670
South Carolina - 0.7%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,491
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	795
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,209
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,108
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.: - continued
Series 2012 B, 5% 12/1/19	$ 7,200	$ 8,503
Series 2012 C:
5% 12/1/13	2,600	2,651
5% 12/1/20	7,500	8,884
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,396
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,986
		34,718
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	422
5.25% 11/1/18	1,000	1,166
		1,588
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,720
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,025
Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,913
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,669
4.75% 7/1/15	3,560	3,790
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,527
		22,644
Texas - 8.3%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,975
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,487
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,035
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B: - continued
6% 1/1/18	$ 1,000	$ 1,083
6% 1/1/19	1,335	1,439
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,742
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,755
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,463
5% 11/15/17	1,375	1,586
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,194
5.25% 2/15/42	6,000	6,432
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,397
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,309
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,215
Camino Real Reg'l. Mobility Auth. Series 2008, 5% 8/15/13	9,575	9,629
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,543
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,270
5.25% 12/1/43	2,555	2,755
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,478
5% 11/1/16	3,000	3,370
5% 11/1/21	1,500	1,635
Series 2009, 5% 11/1/19	1,000	1,163
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,530
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,991
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,384
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,872
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (Pre-Refunded to 3/1/14 @ 100)	$ 1,170	$ 1,209
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,796
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,931
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,280
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,468
Bonds Series 2012 B, 0.65%, tender 8/15/15 (c)	11,800	11,798
Series 2012 A, 0.49% 8/15/15 (c)	1,400	1,400
Series 2012 C:
5% 8/15/24	1,075	1,236
5% 8/15/25	3,860	4,370
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,106
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	9,138
Series 2012 A, 5% 7/1/23 (d)	2,400	2,635
Series A, 5.5% 7/1/39	6,000	6,540
Houston Cmnty. College Sys. Rev. Series 2013, 5% 2/15/37	1,800	1,875
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (c)	6,500	6,586
Series 2005 A, 0% 2/15/16	6,395	6,225
0% 8/15/15	2,000	1,963
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (c)	10,300	10,284
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,867
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,217
0% 2/15/17	1,400	1,332
Series 2009, 4% 2/15/14	410	419
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,168
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,008
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	959
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Kermit Independent School District Series 2007, 5.25% 2/15/32	$ 2,400	$ 2,577
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,461
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,595
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,178
5% 5/15/14 (Escrowed to Maturity)	45	47
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
5% 5/15/15	2,470	2,670
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	303
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	82
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,550
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,168
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,223
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,565
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,265
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,705
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,086
4% 12/15/24	1,825	1,913
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,174
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 A:
5.5% 9/1/41	$ 1,200	$ 1,289
6% 9/1/41	1,000	1,122
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,289
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,732
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,983
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	620
5.25% 2/15/37	1,465	1,557
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,600	4,646
5% 10/1/18	1,230	1,381
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,336
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,759
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,883
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,513
5% 9/15/24	7,490	8,499
5% 9/15/25	9,295	10,438
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,118
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,634
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,849
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,394
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,513
5% 10/1/20	2,180	2,470
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	$ 1,175	$ 1,195
5% 11/15/14	2,005	2,125
5% 11/15/15	1,880	2,059
5.75% 11/15/24	4,700	5,361
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,104
5% 8/15/26	1,530	1,670
5% 8/15/28	1,620	1,737
5% 8/15/33	3,800	4,007
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,869
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,850
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,513
Series 2008, 5% 4/1/25	3,200	3,598
Series 2009 A, 5% 10/1/17	3,660	4,224
Series 2011 A:
5% 8/1/19 (d)	1,545	1,802
5% 8/1/21 (d)	1,530	1,794
Series 2011 C:
5% 8/1/20 (d)	1,625	1,898
5% 8/1/21 (d)	1,460	1,711
Series B, 0% 10/1/13	8,900	8,897
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,836
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	10,359
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,376
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	7,400	7,393
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,734
Series 2007:
5% 4/1/25	2,500	2,798
5% 4/1/26	3,200	3,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	$ 1,000	$ 1,136
5.625% 7/15/21	345	346
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,988
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,138
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,560
Waller Independent School District:
5.5% 2/15/26	3,220	3,600
5.5% 2/15/33	4,160	4,581
5.5% 2/15/37	4,820	5,290
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,455
Wylie Independent School District:
0% 8/15/20	10	7
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	744
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,910
		412,686
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,685
5% 8/15/18	2,500	2,867
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,347
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,537
		16,436
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,249
5% 12/1/15 (FSA Insured)	1,000	1,079
		2,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	$ 3,250	$ 3,284
5% 10/1/14	3,000	3,153
		6,437
Virginia - 0.5%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,067
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,234
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	7,600	6,735
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,568
		22,604
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,597
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,365
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,067
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,642
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,780
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002, 5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	145
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,160
5% 1/1/23	1,000	1,155
5% 1/1/24	2,330	2,654
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,059
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,137
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,308
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.: - continued
Series 2009, 5.25% 1/1/42	$ 1,900	$ 2,042
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (d)	885	986
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,467
5% 12/1/19	1,385	1,591
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Pre-Refunded to 12/1/13 @ 100)	1,000	1,023
5.75% 12/1/20 (Pre-Refunded to 12/1/13 @ 100)	1,000	1,023
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,042
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,674
5% 8/15/16	2,500	2,720
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,268
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,734
		72,639
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,060
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,498
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,948
		5,506
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,275
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,889
5.75% 7/1/30	2,000	2,170
Series 2013 B:
5% 7/1/25	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2013 B: - continued
5% 7/1/36	$ 6,385	$ 6,583
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,032
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	873
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/14	1,775	1,785
Series 2012:
5% 6/1/32	1,025	1,039
5% 6/1/39	815	822
		18,551
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,859
TOTAL MUNICIPAL BONDS (Cost $4,550,310)		4,709,943
Municipal Notes - 1.6%

California - 0.1%
California School Cash Reserve Prog. Auth. TRAN:
Series 2013 DD, 2% 12/31/13	3,615	3,643
Series EE, 2% 12/31/13	3,250	3,275
		6,918
New Jersey - 0.1%
Hudson County Gen. Oblig. BAN 1% 12/6/13	4,000	4,011
New York - 1.4%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	30,200	30,436
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	7,970	7,994
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	4,300	4,339
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	$ 5,000	$ 5,033
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	22,200	22,246
		70,048
TOTAL MUNICIPAL NOTES (Cost $80,951)		80,977
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $4,631,261)		4,790,920
NET OTHER ASSETS (LIABILITIES) - 3.2%		156,341
NET ASSETS - 100%		$ 4,947,261
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 31
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.4%
Health Care	14.7%
Special Tax	11.5%
Electric Utilities	9.9%
Transportation	8.5%
Escrowed/Pre-Refunded	6.4%
Water & Sewer	5.9%
Others* (Individually Less Than 5%)	9.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,631,261)		$ 4,790,920
Cash		113,962
Receivable for investments sold		24,196
Receivable for fund shares sold		8,838
Interest receivable		58,296
Other receivables		15
Total assets		4,996,227

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 34,760
Payable for fund shares redeemed	8,380
Distributions payable	3,310
Accrued management fee	1,093
Distribution and service plan fees payable	98
Other affiliated payables	1,283
Other payables and accrued expenses	42
Total liabilities		48,966

Net Assets		$ 4,947,261
Net Assets consist of:
Paid in capital		$ 4,783,983
Undistributed net investment income		840
Accumulated undistributed net realized gain (loss) on investments		2,779
Net unrealized appreciation (depreciation) on investments		159,659
Net Assets		$ 4,947,261

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($126,811 ÷ 12,297.4 shares)	$ 10.31

Maximum offering price per share (100/96.00 of $10.31)	$ 10.74
Class T: Net Asset Value and redemption price per share ($18,625 ÷ 1,807.2 shares)	$ 10.31

Maximum offering price per share (100/96.00 of $10.31)	$ 10.74
Class B: Net Asset Value and offering price per share ($2,636 ÷ 255.7 shares)A	$ 10.31

Class C: Net Asset Value and offering price per share ($75,902 ÷ 7,357.7 shares)A	$ 10.32

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,328,783 ÷ 420,044.4 shares)	$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($394,504 ÷ 38,223.5 shares)	$ 10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 81,207
Income from Fidelity Central Funds		31
Total income		81,238

Expenses
Management fee	$ 6,643
Transfer agent fees	2,280
Distribution and service plan fees	611
Accounting fees and expenses	333
Custodian fees and expenses	31
Independent trustees' compensation	10
Registration fees	133
Audit	30
Legal	4
Miscellaneous	26
Total expenses before reductions	10,101
Expense reductions	(40)	10,061
Net investment income (loss)		71,177
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,000
Change in net unrealized appreciation (depreciation) on investment securities		(173,322)
Net gain (loss)		(170,322)
Net increase (decrease) in net assets resulting from operations		$ (99,145)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,177	$ 140,324
Net realized gain (loss)	3,000	4,886
Change in net unrealized appreciation (depreciation)	(173,322)	86,937
Net increase (decrease) in net assets resulting from operations	(99,145)	232,147
Distributions to shareholders from net investment income	(70,994)	(138,351)
Distributions to shareholders from net realized gain	(974)	(3,372)
Total distributions	(71,968)	(141,723)
Share transactions - net increase (decrease)	(16,213)	565,042
Redemption fees	53	55
Total increase (decrease) in net assets	(187,273)	655,521

Net Assets
Beginning of period	5,134,534	4,479,013
End of period (including undistributed net investment income of $840 and undistributed net investment income of $657, respectively)	$ 4,947,261	$ 5,134,534

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.132	.279	.318	.318	.325	.344
Net realized and unrealized gain (loss)	(.348)	.213	.435	(.088)	.482	(.277)
Total from investment operations	(.216)	.492	.753	.230	.807	.067
Distributions from net investment income	(.132)	(.275)	(.321)	(.317)	(.327)	(.346)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.134)	(.282)	(.333)	(.360)	(.327)	(.348)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.31	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return B,C,D	(2.05)%	4.75%	7.65%	2.25%	8.43%	.69%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.65%	.68%	.68%	.71%	.68%
Expenses net of fee waivers, if any	.65% A	.65%	.68%	.68%	.71%	.68%
Expenses net of all reductions	.65% A	.65%	.68%	.68%	.71%	.61%
Net investment income (loss)	2.51% A	2.63%	3.12%	3.09%	3.25%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 127	$ 131	$ 115	$ 113	$ 106	$ 43
Portfolio turnover rate G	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.133	.280	.319	.320	.328	.347
Net realized and unrealized gain (loss)	(.339)	.203	.436	(.087)	.481	(.279)
Total from investment operations	(.206)	.483	.755	.233	.809	.068
Distributions from net investment income	(.132)	(.276)	(.323)	(.320)	(.329)	(.347)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.134)	(.283)	(.335)	(.363)	(.329)	(.349)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.31	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return B,C,D	(1.96)%	4.66%	7.67%	2.28%	8.46%	.70%
Ratios to Average Net Assets F,H
Expenses before reductions	.64% A	.65%	.67%	.66%	.69%	.68%
Expenses net of fee waivers, if any	.64% A	.65%	.67%	.66%	.69%	.68%
Expenses net of all reductions	.64% A	.64%	.67%	.65%	.68%	.63%
Net investment income (loss)	2.52% A	2.64%	3.14%	3.11%	3.28%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 20	$ 18	$ 13	$ 12	$ 9
Portfolio turnover rate G	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.099	.213	.254	.252	.261	.278
Net realized and unrealized gain (loss)	(.348)	.213	.435	(.087)	.481	(.278)
Total from investment operations	(.249)	.426	.689	.165	.742	-
Distributions from net investment income	(.099)	(.209)	(.257)	(.252)	(.262)	(.279)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.101)	(.216)	(.269)	(.295)	(.262)	(.281)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.001
Net asset value, end of period	$ 10.31	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return B,C,D	(2.36)%	4.10%	6.98%	1.60%	7.73%	0.00% H
Ratios to Average Net Assets F,I
Expenses before reductions	1.28% A	1.28%	1.32%	1.32%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28% A	1.28%	1.32%	1.32%	1.35%	1.37%
Expenses net of all reductions	1.28% A	1.28%	1.31%	1.31%	1.35%	1.31%
Net investment income (loss)	1.88% A	2.01%	2.49%	2.46%	2.61%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,636	$ 2,965	$ 3,269	$ 3,650	$ 3,261	$ 1,403
Portfolio turnover rate G	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.091	.197	.240	.240	.252	.271
Net realized and unrealized gain (loss)	(.338)	.203	.435	(.078)	.480	(.290)
Total from investment operations	(.247)	.400	.675	.162	.732	(.019)
Distributions from net investment income	(.091)	(.193)	(.243)	(.239)	(.252)	(.270)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.093)	(.200)	(.255)	(.282)	(.252)	(.272)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.32	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68
Total Return B,C,D	(2.34)%	3.84%	6.82%	1.58%	7.63%	(.18)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.43% A	1.43%	1.46%	1.44%	1.45%	1.45%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.46%	1.44%	1.45%	1.45%
Expenses net of all reductions	1.43% A	1.43%	1.45%	1.44%	1.45%	1.39%
Net investment income (loss)	1.73% A	1.86%	2.35%	2.33%	2.52%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$ 76	$ 81	$ 65	$ 64	$ 49	$ 15
Portfolio turnover rate G	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) D	.147	.309	.347	.347	.355	.372
Net realized and unrealized gain (loss)	(.338)	.203	.435	(.077)	.472	(.278)
Total from investment operations	(.191)	.512	.782	.270	.827	.094
Distributions from net investment income	(.147)	(.305)	(.350)	(.347)	(.357)	(.373)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.149)	(.312)	(.362)	(.390)	(.357)	(.375)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.31	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68
Total Return B,C	(1.82)%	4.95%	7.96%	2.65%	8.65%	.96%
Ratios to Average Net Assets E,G
Expenses before reductions	.36% A	.37%	.40%	.39%	.41%	.42%
Expenses net of fee waivers, if any	.36% A	.37%	.40%	.39%	.41%	.42%
Expenses net of all reductions	.36% A	.37%	.40%	.39%	.41%	.38%
Net investment income (loss)	2.80% A	2.92%	3.41%	3.38%	3.55%	3.79%
Supplemental Data
Net assets, end of period (in millions)	$ 4,329	$ 4,571	$ 4,003	$ 3,807	$ 3,775	$ 2,694
Portfolio turnover rate F	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.145	.305	.343	.341	.351	.369
Net realized and unrealized gain (loss)	(.349)	.212	.435	(.087)	.481	(.276)
Total from investment operations	(.204)	.517	.778	.254	.832	.093
Distributions from net investment income	(.144)	(.300)	(.346)	(.341)	(.352)	(.372)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.146)	(.307)	(.358)	(.384)	(.352)	(.374)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.32	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69
Total Return B,C	(1.94)%	4.99%	7.91%	2.49%	8.69%	.96%
Ratios to Average Net Assets E,G
Expenses before reductions	.42% A	.42%	.44%	.46%	.47%	.43%
Expenses net of fee waivers, if any	.42% A	.42%	.44%	.46%	.47%	.43%
Expenses net of all reductions	.42% A	.41%	.44%	.46%	.46%	.36%
Net investment income (loss)	2.75% A	2.87%	3.37%	3.31%	3.50%	3.80%
Supplemental Data
Net assets, end of period (in millions)	$ 395	$ 327	$ 274	$ 277	$ 660	$ 253
Portfolio turnover rate F	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 205,670
Gross unrealized depreciation	(45,587)
Net unrealized appreciation (depreciation) on securities and other investments	$ 160,083

Tax cost	$ 4,630,837

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $513,472 and $416,558, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 166	$ 11
Class T	-%	.25%	25	-*
Class B	.65%	.25%	13	9
Class C	.75%	.25%	407	115
			$ 611	$ 135

* Amount represents three hundred and eight dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	-**
Class B*	2
Class C*	8
$ 28

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred and eighty dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 78.12
Class T	11.11
Class B	1.09
Class C	58.14
Intermediate Municipal Income	1,888.08
Institutional Class	244.14
	$ 2,280

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $28 and $12, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Class A	$ 1,651	$ 3,304
Class T	250	477
Class B	27	62
Class C	694	1,355
Intermediate Municipal Income	63,477	124,708
Institutional Class	4,895	8,445
Total	$ 70,994	$ 138,351
From net realized gain
Class A	$ 25	$ 86
Class T	4	12
Class B	1	2
Class C	15	53
Intermediate Municipal Income	866	3,005
Institutional Class	63	214
Total	$ 974	$ 3,372

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012

Class A
Shares sold	2,164	4,842	$ 23,000	$ 51,405
Reinvestment of distributions	119	237	1,263	2,517
Shares redeemed	(2,317)	(3,787)	(24,504)	(40,263)
Net increase (decrease)	(34)	1,292	$ (241)	$ 13,659
Class T
Shares sold	152	617	$ 1,622	$ 6,552
Reinvestment of distributions	15	34	157	364
Shares redeemed	(258)	(447)	(2,721)	(4,762)
Net increase (decrease)	(91)	204	$ (942)	$ 2,154
Class B
Shares sold	3	2	$ 18	$ 22
Reinvestment of distributions	1	3	16	36
Shares redeemed	(26)	(40)	(273)	(425)
Net increase (decrease)	(22)	(35)	$ (239)	$ (367)
Class C
Shares sold	870	2,676	$ 9,258	$ 28,406
Reinvestment of distributions	50	94	527	1,004
Shares redeemed	(1,185)	(1,407)	(12,562)	(14,965)
Net increase (decrease)	(265)	1,363	$ (2,777)	$ 14,445
Intermediate Municipal Income
Shares sold	54,160	114,554	$ 574,724	$ 1,215,368
Reinvestment of distributions	4,338	8,547	45,899	90,822
Shares redeemed	(67,567)	(77,206)	(713,347)	(819,131)
Net increase (decrease)	(9,069)	45,895	$ (92,724)	$ 487,059
Institutional Class
Shares sold	13,177	12,972	$ 140,547	$ 137,845
Reinvestment of distributions	261	393	2,758	4,186
Shares redeemed	(5,901)	(8,843)	(62,595)	(93,939)
Net increase (decrease)	7,537	4,522	$ 80,710	$ 48,092

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ALIM-USAN-0813
1.820154.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Intermediate Municipal Income

Fund - Institutional Class

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Intermediate Municipal
Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.65%
Actual		$ 1,000.00	$ 979.50	$ 3.19
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.64%
Actual		$ 1,000.00	$ 980.40	$ 3.14
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Class B	1.28%
Actual		$ 1,000.00	$ 976.40	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class C	1.43%
Actual		$ 1,000.00	$ 976.60	$ 7.01
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Intermediate Municipal Income	.36%
Actual		$ 1,000.00	$ 981.80	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.01	$ 1.81
Institutional Class	.42%
Actual		$ 1,000.00	$ 980.60	$ 2.06
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.3	17.8
Illinois	13.8	13.2
New York	11.0	10.9
Florida	9.2	10.1
Texas	8.3	8.6
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.4	35.8
Health Care	14.7	12.3
Special Tax	11.5	12.7
Electric Utilities	9.9	11.0
Transportation	8.5	7.7
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	5.0	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.2	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 9.2%	AAA 9.5%
AA,A 76.6%	AA,A 76.5%
BBB 6.6%	BBB 6.4%
BB and Below 0.6%	BB and Below 0.5%
Not Rated 2.8%	Not Rated 4.1%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,386
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,003
5.5% 1/1/22	2,300	2,257
		6,646
Arizona - 2.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,778
5% 10/1/17 (FSA Insured)	10,000	11,341
5% 10/1/18 (FSA Insured)	2,500	2,850
5.25% 10/1/20 (FSA Insured)	6,695	7,608
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,760
6% 1/1/27	1,400	1,559
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,874
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,504
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,367
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	6,964
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,799
5% 7/1/20	2,550	2,746
5% 7/1/21	1,505	1,617
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (c)	3,100	3,099
Phoenix Civic Impt. Board Arpt. Rev. Series D, 5.5% 7/1/13 (d)	1,005	1,005
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,240
Series 2011 C, 5% 7/1/21	1,000	1,180
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,570
5% 7/1/18	7,665	8,907
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,609
5% 7/1/25	2,000	2,224
Series 2012 A:
5% 7/1/22	500	576
5% 7/1/23	1,100	1,256
		97,433
California - 15.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,906
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,475
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,542
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21	5,000	6,006
SeriesAM, 5% 12/1/19	5,015	5,999
Series AI:
5% 12/1/20	5,000	5,998
5% 12/1/25	2,195	2,546
5% 12/1/29	4,865	5,430
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	7,159
Series 2004 A:
5% 7/1/15	4,775	4,985
5.25% 7/1/14	3,900	4,094
Series 2009 A:
5% 7/1/15	8,990	9,386
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,505
5% 7/1/18	4,510	5,241
5% 7/1/19	7,625	8,977
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,000
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,300
5.25% 7/1/14	3,445	3,617
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,145
Series 2009 B, 5% 7/1/20	5,600	6,507
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2013:
5.25% 2/1/16	$ 1,895	$ 1,901
5.25% 2/1/28	1,735	1,739
5.25% 2/1/28 (Pre-Refunded to 8/1/13 @ 100)	415	417
5% 10/1/13	1,550	1,568
5% 3/1/15	2,415	2,592
5% 8/1/16	6,070	6,786
5% 3/1/19	1,470	1,664
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,121
5% 3/1/26	2,200	2,360
5% 6/1/27 (AMBAC Insured)	1,800	1,878
5.125% 11/1/24 (Pre-Refunded to 11/1/13 @ 100)	1,900	1,931
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	4,874
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	145	146
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,527
5.25% 12/1/33	110	113
5.25% 4/1/34	30	31
5.5% 8/1/29	13,900	15,595
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,336
5.5% 8/1/30	10,000	11,090
5.5% 11/1/33	16,630	16,791
5.5% 11/1/33 (Pre-Refunded to 11/1/13 @ 100)	4,725	4,807
6% 3/1/33	12,375	14,609
6% 4/1/38	7,500	8,526
6% 11/1/39	35,800	40,926
6.5% 4/1/33	150	179
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,850	3,035
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,524
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	125
6.5% 10/1/38	5,300	6,094
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,131
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds: - continued
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (c)	$ 4,500	$ 4,491
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,189
Series 2011 D, 5% 8/15/35	3,000	3,105
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.57%, tender 8/1/13 (c)(d)	6,500	6,500
(Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (c)(d)	3,750	3,751
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,449
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,604
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	5,610	5,880
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,932
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,125
5% 11/1/24	1,000	1,109
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,543
5.25% 10/1/25	4,000	4,449
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,547
Series 2012 A:
5% 4/1/22	2,100	2,424
5% 4/1/23	5,000	5,597
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,821
5% 12/1/21	2,500	2,914
Series 2005 K, 5% 11/1/16	7,195	7,850
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,304
Series 2009 G1, 5.75% 10/1/30	2,100	2,348
Series 2009 I, 6.125% 11/1/29	1,300	1,534
Series 2010 A, 5.75% 3/1/30	4,100	4,549
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/25	$ 5,000	$ 5,707
5.75% 11/1/28	5,000	5,636
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,249
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	689
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.5%, tender 12/12/15 (c)	14,800	14,808
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	8,248
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.41%, tender 7/1/14 (c)	40,735	40,781
Series 2011 A2, 0.41%, tender 7/1/14 (c)	18,185	18,206
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,052
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,541
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.75% 1/15/40	1,600	1,600
5.875% 1/15/27	1,000	1,014
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,142
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,616
Series 2010 C, 5.25% 8/1/39	3,700	4,140
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/18	12,735	14,852
Series 2013 A:
5% 7/1/19	11,600	13,766
5% 7/1/21	4,000	4,814
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	$ 3,300	$ 3,718
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	14,900
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,601
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.21%, tender 5/1/15 (c)	25,000	24,962
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,147
5% 7/1/23	3,800	4,311
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,362
5% 7/1/20	2,000	2,218
5% 7/1/21	1,500	1,635
5% 7/1/22	2,250	2,417
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,663
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,503
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,430
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (d)	5,000	5,407
Poway Unified School District Series B:
0% 8/1/36	12,950	3,778
0% 8/1/37	16,850	4,628
0% 8/1/38	4,650	1,201
0% 8/1/40	2,240	514
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,985	4,920
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,532
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	816
5.25% 7/1/21	700	818
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,275
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,000	6,160
6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,354
6.5% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	2,750	3,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	$ 8,465	$ 9,534
5.25% 8/1/26	2,200	2,329
5.5% 8/1/20	2,000	2,283
Series 2009 B, 5% 8/1/18	7,355	8,223
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	9,746
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,695
5% 5/15/22	2,000	2,260
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	885
0% 7/1/39	7,200	1,830
Series 2008 E, 0% 7/1/49	4,500	661
Series C:
0% 7/1/46	20,405	3,517
0% 7/1/47	13,000	2,125
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,523
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,199
0% 8/1/37	2,000	572
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,345
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,594
Sonoma County Jr. College District Rev. Series 2002:
5% 8/1/28 (FSA Insured)	385	406
5% 8/1/28 (Pre-Refunded to 8/1/15 @ 100)	1,315	1,438
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,165
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,248
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,080
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Escrowed to Maturity)	175	182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2007 K: - continued
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,825	$ 2,942
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,683
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	803
Series 2009 O, 5.25% 5/15/39	1,900	2,074
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,890
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,623
		753,149
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,103
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,552
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,467
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,174
5% 11/15/14 (Escrowed to Maturity)	60	64
Series 2006 F:
5% 11/15/13	395	402
5% 11/15/13 (Escrowed to Maturity)	890	906
5% 11/15/14	420	446
5% 11/15/14 (Escrowed to Maturity)	935	996
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,135
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,210
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	2,300	2,454
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,496
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	$ 1,000	$ 1,079
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,256
Series 2010 A:
0% 9/1/35	2,000	558
0% 9/1/37	3,000	734
0% 9/1/38	3,760	864
		33,975
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(d)	4,700	4,727
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,450
Series 2013 A:
0.2% 3/1/15 (c)	3,200	3,179
0.29% 3/1/16 (c)	1,400	1,383
0.4% 3/1/17 (c)	1,600	1,580
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,275
Hartford Gen. Oblig. Series A, 5% 8/15/13 (Escrowed to Maturity)	2,070	2,082
		26,676
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,974
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,817
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,068
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,642
		19,501
Florida - 9.2%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	$ 1,000	$ 1,000
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,397
Series 2012 A:
5% 7/1/21	5,380	6,152
5% 7/1/22	5,000	5,624
5% 7/1/25	5,635	6,160
5% 7/1/26	24,585	26,659
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,558
Series 2011 A1, 5% 6/1/18	2,000	2,243
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,458
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,489
5% 12/1/23	2,245	2,506
5% 12/1/24	2,365	2,629
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	2,100	2,100
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,264
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,722
Series 2009 D, 5% 6/1/21	2,780	3,187
Series 2011 C:
5% 6/1/20	12,380	14,635
5% 6/1/21	13,005	15,376
5% 6/1/22	10,000	11,667
Series 2011 E, 5% 6/1/24	5,000	5,715
Series A, 5.5% 6/1/38	1,800	2,020
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,816
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,746
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,744
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,401
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,247
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/22	2,350	2,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	$ 1,970	$ 2,027
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,103
Series 2005 I:
5% 11/15/17	2,600	2,971
5% 11/15/18	2,000	2,304
Series 2008 B, 6% 11/15/37	12,000	13,401
Series B:
5% 11/15/17	1,050	1,143
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	165
Series G:
5% 11/15/13	1,545	1,571
5% 11/15/13 (Escrowed to Maturity)	55	56
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	9,175
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,814
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,879
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,331
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,077
5% 9/1/22	2,270	2,505
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	7,967
5% 10/1/14	4,810	4,976
5% 10/1/14 (Pre-Refunded to 4/1/14 @ 100)	2,190	2,267
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,497
5% 10/1/23	5,320	5,870
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,264
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,040
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	$ 3,330	$ 3,558
5.25% 6/1/24	3,750	4,005
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,073
5% 11/15/22	500	532
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,916
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,588
Series 2012 A:
5% 10/1/22 (d)	3,000	3,375
5% 10/1/24 (d)	10,000	10,879
5% 10/1/24	2,165	2,400
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,470
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,446
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,409
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,507
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,106
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,830
5% 8/1/15 (AMBAC Insured)	5,990	6,493
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	1,250	1,430
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,450
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,946
5.75% 10/1/43	1,850	1,914
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,111
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,946
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,914
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,213
Series 2012 B, 5% 8/1/26	4,000	4,349
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,298
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,772
5% 10/1/20	3,500	4,153
Series 2012 A:
5% 10/1/23	1,700	2,000
5% 10/1/25	900	1,058
Series 2013 A, 5% 10/1/24	4,800	5,586
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,702
Series 2011, 5% 10/1/24	8,600	9,634
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,918
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,509
Series 2013 A:
5% 7/1/25	2,000	2,237
5% 7/1/27	4,255	4,669
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,952
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,427
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,752
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,679
5% 10/1/18 (FSA Insured) (d)	10,515	11,854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/19 (FSA Insured) (d)	$ 5,965	$ 6,686
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,012
		454,116
Georgia - 3.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	10,500	10,654
Fourth Series 1994, 1.2%, tender 4/1/14 (c)	5,200	5,227
Second Series 1994, 1.2%, tender 4/1/14 (c)	3,800	3,820
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,589
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,217
6.125% 9/1/40	5,600	5,906
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,674
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,255
5% 11/1/18	6,000	6,889
5% 11/1/19	3,000	3,478
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,647
5.25% 1/1/20	1,625	1,916
Series 2008 D, 5.75% 1/1/19	11,500	13,564
Series 2009 B, 5% 1/1/16	2,500	2,737
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	25	26
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,402
Series 2011 A, 5% 1/1/21	9,000	10,396
Series GG:
5% 1/1/22	3,000	3,479
5% 1/1/24	3,625	4,159
5% 1/1/25	1,250	1,420
5% 1/1/26	5,000	5,619
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	$ 2,000	$ 2,326
Series S:
5% 10/1/22	1,275	1,483
5% 10/1/24	2,425	2,755
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	748
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.31%, tender 9/1/14 (c)	15,500	15,505
Third Series 2009 A, 5.25% 7/1/36	11,600	12,585
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	20,100	20,168
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/13	1,450	1,466
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,629
		174,739
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	4,995	5,404
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,238
		9,642
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,040
6.75% 11/1/37	2,600	2,913
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,802
		7,755
Illinois - 13.8%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,107
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	942
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,717
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,935
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 2009 D: - continued
5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 5,200	$ 5,629
Series 2010 F, 5% 12/1/31	20,000	20,547
Series 2011 A, 5.5% 12/1/39	5,900	6,296
Series 2012 A, 5% 12/1/42	14,300	14,331
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,817
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,582
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,944
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,986
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	193
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	932
Series 2006 A, 5% 1/1/23	10,975	11,643
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,098
Series 2012 C, 5% 1/1/25	1,000	1,065
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,067
Series 2010 D:
5.25% 1/1/18 (d)	750	855
5.25% 1/1/19 (d)	5,125	5,878
Series 2011 B, 5% 1/1/20	4,430	5,056
Series 2011 C, 6.5% 1/1/41	14,300	17,222
Series 2012 A, 5% 1/1/22	1,750	2,015
Series 2012 B:
4% 1/1/14 (d)	5,000	5,089
5% 1/1/22 (d)	7,000	7,920
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,770
Series 2010 C:
5% 1/1/22	3,155	3,542
5% 1/1/23	3,400	3,800
5% 1/1/24	2,000	2,221
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.: - continued
Series 2010 C: - continued
5.25% 1/1/37	$ 3,385	$ 3,596
5.25% 1/1/40	1,575	1,670
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,634
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,845
5% 6/1/19 (AMBAC Insured)	3,705	4,035
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	845
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,534
Series 2008, 5.25% 11/1/33	5,200	5,597
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,496
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,137
5% 12/15/24	1,000	1,127
Series 2012 C, 5% 12/15/25	2,120	2,291
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,174
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	641
Series 2010 A, 5.25% 11/15/24	17,925	20,032
Series 2011 A, 5.25% 11/15/24	1,500	1,691
Series 2012 C:
5% 11/15/22	2,000	2,277
5% 11/15/23	2,500	2,812
5% 11/15/24	18,655	20,904
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,949
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,481
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (c)(d)	6,680	6,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,255	$ 3,532
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,485
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	20,851
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,603
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,506
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,636
5.25% 10/1/14	2,290	2,388
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	2,959
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,033
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,430
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,023
(Kewanee Hosp. Proj.) Series 2006:
5% 8/15/26	4,435	4,595
5.1% 8/15/31	5,000	5,130
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,125
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,567
5% 5/15/19	3,940	4,521
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,395
6.25% 5/1/21	6,395	7,446
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,080
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	$ 14,655	$ 15,429
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,134
Series 2008 A, 5.625% 1/1/37	21,035	22,260
Series 2009 A, 7.25% 11/1/38	5,865	6,947
Series 2009:
6.875% 8/15/38	325	359
7% 8/15/44	8,865	9,838
Series 2010 A:
5.5% 8/15/24	2,110	2,309
5.75% 8/15/29	1,440	1,564
Series 2012 A, 5% 5/15/23	1,480	1,592
Series 2012:
5% 9/1/32	8,100	8,261
5% 9/1/38	1,500	1,502
5% 11/15/43	3,265	3,220
Series 2013:
5% 11/15/26	2,675	2,856
5% 5/15/43	5,700	5,323
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,390
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,656
Series 2006:
5% 1/1/18	9,600	10,597
5% 1/1/19	3,200	3,549
Series 2007 B, 5% 1/1/15	1,150	1,214
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,016
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,001
Series 2012 A, 5% 1/1/33	3,600	3,512
Series 2012:
3% 8/1/13	5,200	5,211
5% 8/1/19	4,475	4,979
5% 3/1/20	3,250	3,592
5% 3/1/21	2,750	3,013
5% 8/1/21	1,600	1,752
5% 3/1/22	5,000	5,412
5% 8/1/22	6,600	7,135
Series 2013, 5.5% 7/1/38 (b)	4,000	4,093
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	$ 2,300	$ 2,301
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,300
5% 6/15/16	10,000	11,151
Series 2013, 5% 6/15/25	13,360	14,924
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,577
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	35,668
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 4% 6/15/20	7,500	7,701
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,146
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,548
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,155
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,845
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,025
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	844
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,174
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,092
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,562
0% 12/1/14 (FSA Insured)	5,180	5,084
0% 12/1/15 (FSA Insured)	3,810	3,660
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Pre-Refunded to 3/1/14 @ 101)	2,370	2,479
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,415	$ 1,147
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,507
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	6,509
Series 2012 B, 0% 12/15/51	48,500	5,526
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,896
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,207
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	2,914
0% 6/15/46 (FSA Insured)	4,730	733
0% 6/15/47 (FSA Insured)	3,755	550
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,923
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	585
0% 6/15/16 (Escrowed to Maturity)	1,050	1,017
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,386
0% 6/15/17 (Escrowed to Maturity)	1,175	1,112
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,908
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,131
5% 10/1/19	1,475	1,647
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,952
0% 4/1/14	3,500	3,474
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,507
0% 11/1/14 (FSA Insured)	1,285	1,277
0% 11/1/16 (Escrowed to Maturity)	995	960
0% 11/1/16 (FSA Insured)	3,005	2,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/17 (FSA Insured)	$ 1,300	$ 1,188
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	992
		683,345
Indiana - 3.1%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,066
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,146
5% 1/10/14 (FSA Insured)	1,180	1,208
5% 7/10/14 (FSA Insured)	1,215	1,268
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,538
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,256
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,065
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,827
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,090
5.25% 7/15/16 (FSA Insured)	2,095	2,318
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,519
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(d)	1,650	1,765
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.53%, tender 9/3/13 (c)(d)	7,500	7,500
Series B, 0.42%, tender 9/3/13 (c)	4,400	4,400
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,560
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,465
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Trinity Health Cr. Group Proj.) Series 2009 A: - continued
5% 12/1/17	$ 855	$ 974
Series 2010 A, 5% 2/1/17	3,700	4,187
Series 2012:
5% 3/1/22	1,000	1,113
5% 3/1/23	1,000	1,100
5% 3/1/30	1,050	1,071
5% 3/1/41	5,310	5,310
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,545
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	5,900	5,922
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,122
5% 1/1/25	1,000	1,110
5% 1/1/26	2,745	3,023
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,185
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,438
Series 2011 A, 5.25% 10/1/24	4,025	4,622
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,809
0% 12/1/17 (AMBAC Insured)	1,470	1,362
0% 6/1/18 (AMBAC Insured)	1,740	1,585
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,385
5% 10/1/21	5,500	6,208
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,571
5% 7/15/22	1,000	1,162
5% 7/15/23	2,700	3,125
5% 7/15/24	4,185	4,792
5% 7/15/25	4,330	4,894
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,675
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	$ 3,500	$ 3,669
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,239
Univ. of Southern Indiana Rev. Series J, 5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,906
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,562
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,423
		153,996
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,868
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	329
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,198
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,085
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,395
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,554
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,806
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/24	4,415	4,952
Series 2012 B, 5% 9/1/24	1,500	1,684
Series 2012, 5% 9/1/23	1,025	1,164
		21,167
Kentucky - 1.5%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,378
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	$ 3,000	$ 3,216
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,141
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,224
(#90 Proj.) 5.75% 11/1/23	12,000	13,875
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	28,253
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (c)	3,050	2,996
(Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,192
		75,445
Louisiana - 1.1%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,195
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.607%, tender 5/1/17 (c)	30,000	29,887
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,919
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,050
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,174
5% 7/1/15	2,740	2,951
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,354
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,842
Series 2012, 5% 12/1/20	3,200	3,580
0% 9/1/13 (AMBAC Insured)	1,400	1,399
		54,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	$ 4,200	$ 4,587
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,214
6% 7/1/38	1,800	2,015
		8,816
Maryland - 1.1%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,653
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,270
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,351
5% 7/1/18	2,500	2,864
Series 2010, 5.125% 7/1/39	3,600	3,765
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,330	1,395
Bonds:
Series 2012 C, 0.96%, tender 11/15/17 (c)	14,900	14,985
Series 2013 A:
0%, tender 5/15/18 (c)	8,400	8,375
0.71%, tender 5/15/18 (c)	6,000	5,969
Series 2013 A:
5% 7/1/24	1,245	1,380
5% 7/1/25	1,060	1,161
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	553
5% 4/1/16	1,665	1,824
		53,545
Massachusetts - 2.1%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,031
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,100
Bonds:
(Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	1,600	1,661
Series 2013 U-6E, 0.61%, tender 9/30/16 (c)	7,100	7,098
Series 2013 A, 6.25% 11/15/28 (b)	5,000	4,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	$ 3,000	$ 3,115
Massachusetts Gen. Oblig.:
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,821
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	5,973
Series 2004 B, 5.25% 8/1/20	13,865	16,713
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,837
5.25% 8/1/23 (Pre-Refunded to 8/1/17 @ 100)	1,600	1,861
5.25% 8/1/24	4,000	4,512
Series 2011 A, 5% 4/1/23	10,000	11,575
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,091
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,619
5% 7/1/21	4,700	5,314
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,045
5%, tender 7/1/15 (c)	7,000	7,397
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,003
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,050
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,615
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		101,392
Michigan - 2.5%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,673
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,805
Series 2006 D, 0.79% 7/1/32 (c)	5,520	4,755
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,670
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 6,100	$ 6,252
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,367
5% 12/1/15	665	719
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,478
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,141
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,146
5% 11/15/21	650	741
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,695
5% 6/1/27	2,300	2,392
5% 6/1/39	4,100	4,059
Series 2012 B, 5% 7/1/22	2,900	3,212
Series 2012:
5% 11/15/36	7,100	7,227
5% 11/15/42	1,560	1,569
Series 2013:
5% 8/15/28	5,585	5,875
5% 8/15/29	2,000	2,089
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,263
5% 12/1/26	980	1,047
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	250
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,802
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,436
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (c)	36,500	36,510
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (d)	2,900	3,257
Western Michigan Univ. Rev. Series 2009, 5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/14	$ 1,100	$ 1,120
5% 1/1/15	1,585	1,688
		125,264
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	584
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,232
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,664
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,276
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,778
5% 1/1/20	4,500	5,203
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	650	691
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,746
5.5% 7/1/18	1,400	1,610
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/14	250	259
		28,043
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (c)(d)	5,800	5,801
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (c)	4,100	4,093
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/13	1,500	1,508
		11,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.2%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	$ 1,000	$ 1,110
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,137
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,240
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,882
		7,740
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,193
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,793
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,754
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,597
		9,144
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (d)	1,500	1,500
5.375% 7/1/20 (d)	1,100	1,100
Series 2013 C1, 2.5% 7/1/15 (b)(d)	14,900	15,373
Series 2013 C2, 2% 7/1/14 (b)	10,300	10,470
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,647
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,000
5% 7/1/14	1,000	1,042
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,155
5% 6/1/23	2,000	2,299
5% 6/1/24	2,000	2,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B: - continued
5% 6/1/25	$ 1,050	$ 1,183
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,636
Series 2013 D1, 5% 3/1/25	2,825	3,227
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,889
		49,796
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,748
Series 2012:
4% 7/1/22	1,350	1,346
5% 7/1/26	1,280	1,348
Series 2013 A, 5% 10/1/43	2,430	2,480
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,595
5% 2/1/23	2,215	2,535
5% 2/1/24	1,775	2,012
		17,064
New Jersey - 3.5%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 A, 5% 2/15/14	1,710	1,751
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,576
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,325
5.25% 6/15/21	4,500	5,074
5.25% 6/15/22	10,585	11,728
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,229
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	1,200	1,294
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	7,010
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,618
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,986
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O: - continued
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	$ 4,700	$ 5,069
Series 2012 G, 0.64% 2/1/15 (c)	8,800	8,807
Series 2012 II, 5% 3/1/21	7,600	8,723
Series 2013:
5% 3/1/23	9,300	10,723
5% 3/1/24	12,800	14,384
5% 3/1/25	1,400	1,554
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,441
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,890
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.81%, tender 12/22/14 (c)	17,100	17,139
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,990	4,320
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,575
Series 2012 AA:
5% 6/15/23	7,500	8,481
5% 6/15/24	12,000	13,353
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	2,300	2,322
Toms River Gen. Oblig. 2% 12/27/13	12,500	12,596
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,050
		173,548
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	28,748
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,348
4% 9/1/16	3,000	3,284
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,280
		40,660
New York - 9.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	$ 1,800	$ 1,871
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,230
5.75% 7/1/40	1,000	1,075
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,028
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,847
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	8,917
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,794
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,805
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	473
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14 (Pre-Refunded to 9/1/14 @ 100)	3,600	3,806
Series 2005 G, 5% 8/1/14	6,500	6,828
Series 2008 E, 5% 8/1/13	11,760	11,806
Series 2010 C, 5% 8/1/14	10,000	10,504
Series 2010 E, 5% 8/1/16	11,210	12,547
Series C, 5.5% 8/1/13	95	95
Series J7, 0.53% 8/1/21 (c)	4,000	3,981
Series J8, 0.44% 8/1/21 (c)	4,900	4,889
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,388
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	861
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,195
Series 2009 S2, 6% 7/15/38	7,000	7,747
Series 2009 S3:
5.25% 1/15/34	20,000	21,673
5.25% 1/15/39	2,600	2,736
Series 2009 S4, 5.75% 1/15/39	6,400	7,041
Series S1, 5% 7/15/25	7,700	8,690
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 B: - continued
5% 2/1/21	$ 3,510	$ 4,139
Series 2010 B, 5% 11/1/20	37,195	43,814
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	155	171
5% 11/1/16	9,410	10,659
Series 2012 A, 5% 11/1/21	5,460	6,480
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,522
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,879
Series 2009 A:
5% 3/15/17	9,975	11,327
5% 3/15/19	11,040	12,867
Series A:
5% 2/15/19	1,000	1,164
5% 2/15/20	3,000	3,517
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	2,710	2,710
Series A:
5.75% 7/1/13	930	930
5.75% 7/1/13	300	300
(Mental Health Svcs. Facilities Proj.) Series 2008 D, 5% 8/15/13	7,390	7,432
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	863
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,552
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,777
Series 2009 A:
5% 7/1/20	5,000	5,831
5% 7/1/21	12,335	14,347
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,824
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (c)	7,000	6,997
Series B, 5% 11/15/13	4,280	4,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.55%, tender 11/1/14 (c)	$ 7,900	$ 7,890
Series 2012 G2, 0.724%, tender 11/1/15 (c)	15,400	15,380
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,134
Series 2005 C, 5.25% 11/15/14	1,000	1,066
Series 2008 C, 6.5% 11/15/28	11,300	13,531
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (c)	3,260	3,260
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,315
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,361
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/14	1,500	1,553
Series 2010 A, 5% 4/1/23	8,195	9,285
Series 2011 A, 5% 4/1/19	2,000	2,337
Series 2011 A1, 5% 4/1/20	2,220	2,600
Series 2011 A2, 5% 4/1/21	2,000	2,350
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	590	605
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	1,210	1,241
Series 2011 A, 5% 3/15/22	7,605	8,768
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,207
5.25% 6/1/22 (AMBAC Insured)	9,450	9,479
5.5% 6/1/19	495	497
Series 2003 B-1C:
5.5% 6/1/19	3,665	3,678
5.5% 6/1/20	800	803
5.5% 6/1/22	600	602
Series 2011, 5% 6/1/16	17,000	18,936
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2013 A: - continued
5% 11/15/24	$ 4,000	$ 4,646
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,605	7,214
		474,218
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,168
North Carolina - 1.4%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,652
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,589
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,556
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,476
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,464
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2009 B:
5% 1/1/15	1,250	1,332
5% 1/1/16	3,000	3,262
5% 1/1/20	2,110	2,348
Series 2012 A, 2% 1/1/14	4,780	4,819
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,473
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,439
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,764
5% 6/1/22	4,000	4,446
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,792
Series 2012 A:
5% 1/1/19	10,475	12,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.: - continued
Series 2012 A: - continued
5% 1/1/20	$ 2,000	$ 2,314
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.58%, tender 12/1/15 (c)	12,900	12,944
		66,714
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,036
Ohio - 2.0%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,442
Series 2012:
5% 2/15/21	1,500	1,708
5% 2/15/22	2,000	2,271
5% 2/15/24	2,000	2,223
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,845
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,583
5% 6/1/17	3,780	4,176
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,405
5% 1/1/27	1,500	1,671
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,508
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,521
5% 6/15/26	2,590	2,624
5% 6/15/27	2,720	2,717
5% 6/15/28	2,855	2,819
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,371
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	5,660
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	$ 3,100	$ 3,479
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,588
5% 10/1/22	2,000	2,226
5% 10/1/23	3,000	3,318
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,003
Series 2010 B, 4% 9/15/15	2,830	3,037
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/16	3,480	3,906
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,235
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,371
Series 2013 A2, 0.36% 1/1/16 (c)	1,615	1,610
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	7,043
5% 12/1/14 (Escrowed to Maturity)	395	421
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,366
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,641
		100,469
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,123
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,336
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,665
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,244
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/13	1,260	1,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	$ 7,185	$ 7,413
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,514
5% 1/1/22 (FSA Insured)	12,455	13,892
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,361
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,021
5% 12/15/14	850	903
		39,739
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,633
Pennsylvania - 3.7%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series 2008 A, 5% 9/1/13	6,200	6,248
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,382
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A, 5% 12/15/13	1,155	1,169
Series 2006 B, 5% 12/15/13	3,115	3,153
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,915
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,480
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	9,075
5% 7/1/22	6,000	6,628
5% 1/1/23	3,000	3,252
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,927
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,948
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	$ 3,300	$ 3,553
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,598
Series 2009 A, 5% 6/1/17	2,925	3,253
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,504
5% 3/1/22	2,000	2,240
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,991
Series 2011, 5% 7/1/21	2,100	2,490
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,389
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,389
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,149
Series 2009 B, 5% 12/1/16	12,500	14,065
Series 2013 A, 0.66% 12/1/17 (c)	7,600	7,563
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,004
0% 12/1/33 (a)	1,250	959
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,729
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,099
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	3,010
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,815
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	731
Series 2010 C:
5% 9/1/20	14,000	15,782
5% 9/1/21	6,000	6,666
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,268
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,030
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,979
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,717
5% 9/1/20 (FSA Insured)	1,000	1,148
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,395
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,123
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,186
5% 4/1/24	1,365	1,466
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,253
		180,359
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	5,379
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,151
		10,530
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	670
South Carolina - 0.7%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,491
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	795
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,209
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,108
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.: - continued
Series 2012 B, 5% 12/1/19	$ 7,200	$ 8,503
Series 2012 C:
5% 12/1/13	2,600	2,651
5% 12/1/20	7,500	8,884
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,396
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,986
		34,718
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	422
5.25% 11/1/18	1,000	1,166
		1,588
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,720
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,025
Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,913
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,669
4.75% 7/1/15	3,560	3,790
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,527
		22,644
Texas - 8.3%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,975
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,487
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,035
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B: - continued
6% 1/1/18	$ 1,000	$ 1,083
6% 1/1/19	1,335	1,439
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,742
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,755
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,463
5% 11/15/17	1,375	1,586
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,194
5.25% 2/15/42	6,000	6,432
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,397
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,309
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,215
Camino Real Reg'l. Mobility Auth. Series 2008, 5% 8/15/13	9,575	9,629
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,543
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,270
5.25% 12/1/43	2,555	2,755
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,478
5% 11/1/16	3,000	3,370
5% 11/1/21	1,500	1,635
Series 2009, 5% 11/1/19	1,000	1,163
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,530
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,991
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,384
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,872
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (Pre-Refunded to 3/1/14 @ 100)	$ 1,170	$ 1,209
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,796
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,931
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,280
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,468
Bonds Series 2012 B, 0.65%, tender 8/15/15 (c)	11,800	11,798
Series 2012 A, 0.49% 8/15/15 (c)	1,400	1,400
Series 2012 C:
5% 8/15/24	1,075	1,236
5% 8/15/25	3,860	4,370
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,106
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	9,138
Series 2012 A, 5% 7/1/23 (d)	2,400	2,635
Series A, 5.5% 7/1/39	6,000	6,540
Houston Cmnty. College Sys. Rev. Series 2013, 5% 2/15/37	1,800	1,875
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (c)	6,500	6,586
Series 2005 A, 0% 2/15/16	6,395	6,225
0% 8/15/15	2,000	1,963
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (c)	10,300	10,284
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,867
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,217
0% 2/15/17	1,400	1,332
Series 2009, 4% 2/15/14	410	419
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,168
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,008
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	959
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Kermit Independent School District Series 2007, 5.25% 2/15/32	$ 2,400	$ 2,577
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,461
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,595
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,178
5% 5/15/14 (Escrowed to Maturity)	45	47
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
5% 5/15/15	2,470	2,670
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	303
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	82
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,550
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,168
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,223
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,565
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,265
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,705
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,086
4% 12/15/24	1,825	1,913
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,174
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 A:
5.5% 9/1/41	$ 1,200	$ 1,289
6% 9/1/41	1,000	1,122
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,289
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,732
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,983
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	620
5.25% 2/15/37	1,465	1,557
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,600	4,646
5% 10/1/18	1,230	1,381
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,336
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,759
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,883
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,513
5% 9/15/24	7,490	8,499
5% 9/15/25	9,295	10,438
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,118
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,634
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,849
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,394
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,513
5% 10/1/20	2,180	2,470
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	$ 1,175	$ 1,195
5% 11/15/14	2,005	2,125
5% 11/15/15	1,880	2,059
5.75% 11/15/24	4,700	5,361
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,104
5% 8/15/26	1,530	1,670
5% 8/15/28	1,620	1,737
5% 8/15/33	3,800	4,007
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,869
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,850
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,513
Series 2008, 5% 4/1/25	3,200	3,598
Series 2009 A, 5% 10/1/17	3,660	4,224
Series 2011 A:
5% 8/1/19 (d)	1,545	1,802
5% 8/1/21 (d)	1,530	1,794
Series 2011 C:
5% 8/1/20 (d)	1,625	1,898
5% 8/1/21 (d)	1,460	1,711
Series B, 0% 10/1/13	8,900	8,897
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,836
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	10,359
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,376
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	7,400	7,393
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,734
Series 2007:
5% 4/1/25	2,500	2,798
5% 4/1/26	3,200	3,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	$ 1,000	$ 1,136
5.625% 7/15/21	345	346
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,988
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,138
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,560
Waller Independent School District:
5.5% 2/15/26	3,220	3,600
5.5% 2/15/33	4,160	4,581
5.5% 2/15/37	4,820	5,290
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,455
Wylie Independent School District:
0% 8/15/20	10	7
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	744
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,910
		412,686
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,685
5% 8/15/18	2,500	2,867
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,347
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,537
		16,436
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,249
5% 12/1/15 (FSA Insured)	1,000	1,079
		2,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	$ 3,250	$ 3,284
5% 10/1/14	3,000	3,153
		6,437
Virginia - 0.5%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,067
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,234
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	7,600	6,735
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,568
		22,604
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,597
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,365
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,067
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,642
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,780
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002, 5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	145
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,160
5% 1/1/23	1,000	1,155
5% 1/1/24	2,330	2,654
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,059
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,137
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,308
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.: - continued
Series 2009, 5.25% 1/1/42	$ 1,900	$ 2,042
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (d)	885	986
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,467
5% 12/1/19	1,385	1,591
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Pre-Refunded to 12/1/13 @ 100)	1,000	1,023
5.75% 12/1/20 (Pre-Refunded to 12/1/13 @ 100)	1,000	1,023
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,042
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,674
5% 8/15/16	2,500	2,720
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,268
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,734
		72,639
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,060
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,498
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,948
		5,506
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,275
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,889
5.75% 7/1/30	2,000	2,170
Series 2013 B:
5% 7/1/25	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2013 B: - continued
5% 7/1/36	$ 6,385	$ 6,583
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,032
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	873
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/14	1,775	1,785
Series 2012:
5% 6/1/32	1,025	1,039
5% 6/1/39	815	822
		18,551
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,859
TOTAL MUNICIPAL BONDS (Cost $4,550,310)		4,709,943
Municipal Notes - 1.6%

California - 0.1%
California School Cash Reserve Prog. Auth. TRAN:
Series 2013 DD, 2% 12/31/13	3,615	3,643
Series EE, 2% 12/31/13	3,250	3,275
		6,918
New Jersey - 0.1%
Hudson County Gen. Oblig. BAN 1% 12/6/13	4,000	4,011
New York - 1.4%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	30,200	30,436
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	7,970	7,994
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	4,300	4,339
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	$ 5,000	$ 5,033
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	22,200	22,246
		70,048
TOTAL MUNICIPAL NOTES (Cost $80,951)		80,977
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $4,631,261)		4,790,920
NET OTHER ASSETS (LIABILITIES) - 3.2%		156,341
NET ASSETS - 100%		$ 4,947,261
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 31
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.4%
Health Care	14.7%
Special Tax	11.5%
Electric Utilities	9.9%
Transportation	8.5%
Escrowed/Pre-Refunded	6.4%
Water & Sewer	5.9%
Others* (Individually Less Than 5%)	9.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,631,261)		$ 4,790,920
Cash		113,962
Receivable for investments sold		24,196
Receivable for fund shares sold		8,838
Interest receivable		58,296
Other receivables		15
Total assets		4,996,227

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 34,760
Payable for fund shares redeemed	8,380
Distributions payable	3,310
Accrued management fee	1,093
Distribution and service plan fees payable	98
Other affiliated payables	1,283
Other payables and accrued expenses	42
Total liabilities		48,966

Net Assets		$ 4,947,261
Net Assets consist of:
Paid in capital		$ 4,783,983
Undistributed net investment income		840
Accumulated undistributed net realized gain (loss) on investments		2,779
Net unrealized appreciation (depreciation) on investments		159,659
Net Assets		$ 4,947,261

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($126,811 ÷ 12,297.4 shares)	$ 10.31

Maximum offering price per share (100/96.00 of $10.31)	$ 10.74
Class T: Net Asset Value and redemption price per share ($18,625 ÷ 1,807.2 shares)	$ 10.31

Maximum offering price per share (100/96.00 of $10.31)	$ 10.74
Class B: Net Asset Value and offering price per share ($2,636 ÷ 255.7 shares)A	$ 10.31

Class C: Net Asset Value and offering price per share ($75,902 ÷ 7,357.7 shares)A	$ 10.32

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,328,783 ÷ 420,044.4 shares)	$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($394,504 ÷ 38,223.5 shares)	$ 10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 81,207
Income from Fidelity Central Funds		31
Total income		81,238

Expenses
Management fee	$ 6,643
Transfer agent fees	2,280
Distribution and service plan fees	611
Accounting fees and expenses	333
Custodian fees and expenses	31
Independent trustees' compensation	10
Registration fees	133
Audit	30
Legal	4
Miscellaneous	26
Total expenses before reductions	10,101
Expense reductions	(40)	10,061
Net investment income (loss)		71,177
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,000
Change in net unrealized appreciation (depreciation) on investment securities		(173,322)
Net gain (loss)		(170,322)
Net increase (decrease) in net assets resulting from operations		$ (99,145)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,177	$ 140,324
Net realized gain (loss)	3,000	4,886
Change in net unrealized appreciation (depreciation)	(173,322)	86,937
Net increase (decrease) in net assets resulting from operations	(99,145)	232,147
Distributions to shareholders from net investment income	(70,994)	(138,351)
Distributions to shareholders from net realized gain	(974)	(3,372)
Total distributions	(71,968)	(141,723)
Share transactions - net increase (decrease)	(16,213)	565,042
Redemption fees	53	55
Total increase (decrease) in net assets	(187,273)	655,521

Net Assets
Beginning of period	5,134,534	4,479,013
End of period (including undistributed net investment income of $840 and undistributed net investment income of $657, respectively)	$ 4,947,261	$ 5,134,534

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.132	.279	.318	.318	.325	.344
Net realized and unrealized gain (loss)	(.348)	.213	.435	(.088)	.482	(.277)
Total from investment operations	(.216)	.492	.753	.230	.807	.067
Distributions from net investment income	(.132)	(.275)	(.321)	(.317)	(.327)	(.346)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.134)	(.282)	(.333)	(.360)	(.327)	(.348)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.31	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return B,C,D	(2.05)%	4.75%	7.65%	2.25%	8.43%	.69%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.65%	.68%	.68%	.71%	.68%
Expenses net of fee waivers, if any	.65% A	.65%	.68%	.68%	.71%	.68%
Expenses net of all reductions	.65% A	.65%	.68%	.68%	.71%	.61%
Net investment income (loss)	2.51% A	2.63%	3.12%	3.09%	3.25%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 127	$ 131	$ 115	$ 113	$ 106	$ 43
Portfolio turnover rate G	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.133	.280	.319	.320	.328	.347
Net realized and unrealized gain (loss)	(.339)	.203	.436	(.087)	.481	(.279)
Total from investment operations	(.206)	.483	.755	.233	.809	.068
Distributions from net investment income	(.132)	(.276)	(.323)	(.320)	(.329)	(.347)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.134)	(.283)	(.335)	(.363)	(.329)	(.349)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.31	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return B,C,D	(1.96)%	4.66%	7.67%	2.28%	8.46%	.70%
Ratios to Average Net Assets F,H
Expenses before reductions	.64% A	.65%	.67%	.66%	.69%	.68%
Expenses net of fee waivers, if any	.64% A	.65%	.67%	.66%	.69%	.68%
Expenses net of all reductions	.64% A	.64%	.67%	.65%	.68%	.63%
Net investment income (loss)	2.52% A	2.64%	3.14%	3.11%	3.28%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 20	$ 18	$ 13	$ 12	$ 9
Portfolio turnover rate G	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.099	.213	.254	.252	.261	.278
Net realized and unrealized gain (loss)	(.348)	.213	.435	(.087)	.481	(.278)
Total from investment operations	(.249)	.426	.689	.165	.742	-
Distributions from net investment income	(.099)	(.209)	(.257)	(.252)	(.262)	(.279)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.101)	(.216)	(.269)	(.295)	(.262)	(.281)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.001
Net asset value, end of period	$ 10.31	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return B,C,D	(2.36)%	4.10%	6.98%	1.60%	7.73%	0.00% H
Ratios to Average Net Assets F,I
Expenses before reductions	1.28% A	1.28%	1.32%	1.32%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28% A	1.28%	1.32%	1.32%	1.35%	1.37%
Expenses net of all reductions	1.28% A	1.28%	1.31%	1.31%	1.35%	1.31%
Net investment income (loss)	1.88% A	2.01%	2.49%	2.46%	2.61%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,636	$ 2,965	$ 3,269	$ 3,650	$ 3,261	$ 1,403
Portfolio turnover rate G	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.091	.197	.240	.240	.252	.271
Net realized and unrealized gain (loss)	(.338)	.203	.435	(.078)	.480	(.290)
Total from investment operations	(.247)	.400	.675	.162	.732	(.019)
Distributions from net investment income	(.091)	(.193)	(.243)	(.239)	(.252)	(.270)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.093)	(.200)	(.255)	(.282)	(.252)	(.272)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.32	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68
Total Return B,C,D	(2.34)%	3.84%	6.82%	1.58%	7.63%	(.18)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.43% A	1.43%	1.46%	1.44%	1.45%	1.45%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.46%	1.44%	1.45%	1.45%
Expenses net of all reductions	1.43% A	1.43%	1.45%	1.44%	1.45%	1.39%
Net investment income (loss)	1.73% A	1.86%	2.35%	2.33%	2.52%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$ 76	$ 81	$ 65	$ 64	$ 49	$ 15
Portfolio turnover rate G	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) D	.147	.309	.347	.347	.355	.372
Net realized and unrealized gain (loss)	(.338)	.203	.435	(.077)	.472	(.278)
Total from investment operations	(.191)	.512	.782	.270	.827	.094
Distributions from net investment income	(.147)	(.305)	(.350)	(.347)	(.357)	(.373)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.149)	(.312)	(.362)	(.390)	(.357)	(.375)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.31	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68
Total Return B,C	(1.82)%	4.95%	7.96%	2.65%	8.65%	.96%
Ratios to Average Net Assets E,G
Expenses before reductions	.36% A	.37%	.40%	.39%	.41%	.42%
Expenses net of fee waivers, if any	.36% A	.37%	.40%	.39%	.41%	.42%
Expenses net of all reductions	.36% A	.37%	.40%	.39%	.41%	.38%
Net investment income (loss)	2.80% A	2.92%	3.41%	3.38%	3.55%	3.79%
Supplemental Data
Net assets, end of period (in millions)	$ 4,329	$ 4,571	$ 4,003	$ 3,807	$ 3,775	$ 2,694
Portfolio turnover rate F	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.145	.305	.343	.341	.351	.369
Net realized and unrealized gain (loss)	(.349)	.212	.435	(.087)	.481	(.276)
Total from investment operations	(.204)	.517	.778	.254	.832	.093
Distributions from net investment income	(.144)	(.300)	(.346)	(.341)	(.352)	(.372)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.146)	(.307)	(.358)	(.384)	(.352)	(.374)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.32	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69
Total Return B,C	(1.94)%	4.99%	7.91%	2.49%	8.69%	.96%
Ratios to Average Net Assets E,G
Expenses before reductions	.42% A	.42%	.44%	.46%	.47%	.43%
Expenses net of fee waivers, if any	.42% A	.42%	.44%	.46%	.47%	.43%
Expenses net of all reductions	.42% A	.41%	.44%	.46%	.46%	.36%
Net investment income (loss)	2.75% A	2.87%	3.37%	3.31%	3.50%	3.80%
Supplemental Data
Net assets, end of period (in millions)	$ 395	$ 327	$ 274	$ 277	$ 660	$ 253
Portfolio turnover rate F	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 205,670
Gross unrealized depreciation	(45,587)
Net unrealized appreciation (depreciation) on securities and other investments	$ 160,083

Tax cost	$ 4,630,837

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $513,472 and $416,558, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 166	$ 11
Class T	-%	.25%	25	-*
Class B	.65%	.25%	13	9
Class C	.75%	.25%	407	115
			$ 611	$ 135

* Amount represents three hundred and eight dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	-**
Class B*	2
Class C*	8
$ 28

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred and eighty dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 78.12
Class T	11.11
Class B	1.09
Class C	58.14
Intermediate Municipal Income	1,888.08
Institutional Class	244.14
	$ 2,280

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $28 and $12, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Class A	$ 1,651	$ 3,304
Class T	250	477
Class B	27	62
Class C	694	1,355
Intermediate Municipal Income	63,477	124,708
Institutional Class	4,895	8,445
Total	$ 70,994	$ 138,351
From net realized gain
Class A	$ 25	$ 86
Class T	4	12
Class B	1	2
Class C	15	53
Intermediate Municipal Income	866	3,005
Institutional Class	63	214
Total	$ 974	$ 3,372

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012

Class A
Shares sold	2,164	4,842	$ 23,000	$ 51,405
Reinvestment of distributions	119	237	1,263	2,517
Shares redeemed	(2,317)	(3,787)	(24,504)	(40,263)
Net increase (decrease)	(34)	1,292	$ (241)	$ 13,659
Class T
Shares sold	152	617	$ 1,622	$ 6,552
Reinvestment of distributions	15	34	157	364
Shares redeemed	(258)	(447)	(2,721)	(4,762)
Net increase (decrease)	(91)	204	$ (942)	$ 2,154
Class B
Shares sold	3	2	$ 18	$ 22
Reinvestment of distributions	1	3	16	36
Shares redeemed	(26)	(40)	(273)	(425)
Net increase (decrease)	(22)	(35)	$ (239)	$ (367)
Class C
Shares sold	870	2,676	$ 9,258	$ 28,406
Reinvestment of distributions	50	94	527	1,004
Shares redeemed	(1,185)	(1,407)	(12,562)	(14,965)
Net increase (decrease)	(265)	1,363	$ (2,777)	$ 14,445
Intermediate Municipal Income
Shares sold	54,160	114,554	$ 574,724	$ 1,215,368
Reinvestment of distributions	4,338	8,547	45,899	90,822
Shares redeemed	(67,567)	(77,206)	(713,347)	(819,131)
Net increase (decrease)	(9,069)	45,895	$ (92,724)	$ 487,059
Institutional Class
Shares sold	13,177	12,972	$ 140,547	$ 137,845
Reinvestment of distributions	261	393	2,758	4,186
Shares redeemed	(5,901)	(8,843)	(62,595)	(93,939)
Net increase (decrease)	7,537	4,522	$ 80,710	$ 48,092

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ALIMI-USAN-0813
1.820146.107

Fidelity®

Intermediate Municipal Income

Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	.65%
Actual		$ 1,000.00	$ 979.50	$ 3.19
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26
Class T	.64%
Actual		$ 1,000.00	$ 980.40	$ 3.14
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Class B	1.28%
Actual		$ 1,000.00	$ 976.40	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41
Class C	1.43%
Actual		$ 1,000.00	$ 976.60	$ 7.01
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.15
Intermediate Municipal Income	.36%
Actual		$ 1,000.00	$ 981.80	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.01	$ 1.81
Institutional Class	.42%
Actual		$ 1,000.00	$ 980.60	$ 2.06
HypotheticalA		$ 1,000.00	$ 1,022.71	$ 2.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	15.3	17.8
Illinois	13.8	13.2
New York	11.0	10.9
Florida	9.2	10.1
Texas	8.3	8.6
Top Five Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.4	35.8
Health Care	14.7	12.3
Special Tax	11.5	12.7
Electric Utilities	9.9	11.0
Transportation	8.5	7.7
Weighted Average Maturity as of June 30, 2013
		6 months ago
Years	5.0	5.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2013
6 months ago
Years	5.2	5.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
AAA 9.2%	AAA 9.5%
AA,A 76.6%	AA,A 76.5%
BBB 6.6%	BBB 6.4%
BB and Below 0.6%	BB and Below 0.5%
Not Rated 2.8%	Not Rated 4.1%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 2,800	$ 2,386
Jefferson County Ltd. Oblig. School Warrants Series 2004 A:
5.25% 1/1/15	2,000	2,003
5.5% 1/1/22	2,300	2,257
		6,646
Arizona - 2.0%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/16 (FSA Insured)	7,000	7,778
5% 10/1/17 (FSA Insured)	10,000	11,341
5% 10/1/18 (FSA Insured)	2,500	2,850
5.25% 10/1/20 (FSA Insured)	6,695	7,608
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/38	6,300	6,760
6% 1/1/27	1,400	1,559
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	15,000	16,874
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/20 (Pre-Refunded to 9/1/14 @ 100)	2,365	2,504
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) Series 2007, 5% 12/1/32	1,360	1,367
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	6,700	6,964
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/19	3,525	3,799
5% 7/1/20	2,550	2,746
5% 7/1/21	1,505	1,617
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (c)	3,100	3,099
Phoenix Civic Impt. Board Arpt. Rev. Series D, 5.5% 7/1/13 (d)	1,005	1,005
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,050	1,240
Series 2011 C, 5% 7/1/21	1,000	1,180
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A:
5% 7/1/14	1,500	1,570
5% 7/1/18	7,665	8,907
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	$ 2,250	$ 2,609
5% 7/1/25	2,000	2,224
Series 2012 A:
5% 7/1/22	500	576
5% 7/1/23	1,100	1,256
		97,433
California - 15.2%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	1,700	1,906
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,160	2,475
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,200	5,542
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/21	5,000	6,006
SeriesAM, 5% 12/1/19	5,015	5,999
Series AI:
5% 12/1/20	5,000	5,998
5% 12/1/25	2,195	2,546
5% 12/1/29	4,865	5,430
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	6,840	7,159
Series 2004 A:
5% 7/1/15	4,775	4,985
5.25% 7/1/14	3,900	4,094
Series 2009 A:
5% 7/1/15	8,990	9,386
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	6,210	6,505
5% 7/1/18	4,510	5,241
5% 7/1/19	7,625	8,977
5.25% 7/1/13 (Escrowed to Maturity)	5,000	5,000
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	5,300
5.25% 7/1/14	3,445	3,617
5.25% 7/1/14 (Escrowed to Maturity)	2,995	3,145
Series 2009 B, 5% 7/1/20	5,600	6,507
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	50	50
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2013:
5.25% 2/1/16	$ 1,895	$ 1,901
5.25% 2/1/28	1,735	1,739
5.25% 2/1/28 (Pre-Refunded to 8/1/13 @ 100)	415	417
5% 10/1/13	1,550	1,568
5% 3/1/15	2,415	2,592
5% 8/1/16	6,070	6,786
5% 3/1/19	1,470	1,664
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,121
5% 3/1/26	2,200	2,360
5% 6/1/27 (AMBAC Insured)	1,800	1,878
5.125% 11/1/24 (Pre-Refunded to 11/1/13 @ 100)	1,900	1,931
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	4,855	4,874
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	145	146
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	5,505	5,527
5.25% 12/1/33	110	113
5.25% 4/1/34	30	31
5.5% 8/1/29	13,900	15,595
5.5% 4/1/30	5	5
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100)	1,285	1,336
5.5% 8/1/30	10,000	11,090
5.5% 11/1/33	16,630	16,791
5.5% 11/1/33 (Pre-Refunded to 11/1/13 @ 100)	4,725	4,807
6% 3/1/33	12,375	14,609
6% 4/1/38	7,500	8,526
6% 11/1/39	35,800	40,926
6.5% 4/1/33	150	179
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,850	3,035
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,505	1,524
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	100	125
6.5% 10/1/38	5,300	6,094
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	3,000	3,131
Series 2009 D, 5%, tender 7/1/14 (c)	4,100	4,282
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds: - continued
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (c)	$ 4,500	$ 4,491
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	5,900	6,189
Series 2011 D, 5% 8/15/35	3,000	3,105
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.57%, tender 8/1/13 (c)(d)	6,500	6,500
(Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (c)(d)	3,750	3,751
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	4,300	4,449
(California State Univ. Proj.) Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,405	3,604
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	5,610	5,880
(Univ. Proj.) Series 2011 B, 5.25% 10/1/24	4,345	4,932
(Various Cap. Proj.) Series 2012 G:
5% 11/1/23	1,000	1,125
5% 11/1/24	1,000	1,109
(Various Cap. Projects) Series 2011 A:
5.25% 10/1/24	4,000	4,543
5.25% 10/1/25	4,000	4,449
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	15,275	17,547
Series 2012 A:
5% 4/1/22	2,100	2,424
5% 4/1/23	5,000	5,597
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/20	3,250	3,821
5% 12/1/21	2,500	2,914
Series 2005 K, 5% 11/1/16	7,195	7,850
Series 2006 F, 5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,304
Series 2009 G1, 5.75% 10/1/30	2,100	2,348
Series 2009 I, 6.125% 11/1/29	1,300	1,534
Series 2010 A, 5.75% 3/1/30	4,100	4,549
California State Univ. Rev.:
Series 2007 C, 5% 11/1/14 (FSA Insured)	1,000	1,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California State Univ. Rev.: - continued
Series 2009 A:
5.75% 11/1/25	$ 5,000	$ 5,707
5.75% 11/1/28	5,000	5,636
California Statewide Cmntys. Dev. Auth. Rev. Series 2005 A, 5.25% 7/1/24	2,200	2,249
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5.25% 7/1/20	600	689
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.5%, tender 12/12/15 (c)	14,800	14,808
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Pre-Refunded to 8/1/14 @ 101)	7,770	8,248
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds:
Series 2011 A1, 0.41%, tender 7/1/14 (c)	40,735	40,781
Series 2011 A2, 0.41%, tender 7/1/14 (c)	18,185	18,206
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 A:
5% 7/1/21 (Berkshire Hathaway Assurance Corp. Insured)	1,815	2,052
5% 7/1/22 (Berkshire Hathaway Assurance Corp. Insured)	3,155	3,541
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,001
5.75% 1/15/40	1,600	1,600
5.875% 1/15/27	1,000	1,014
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	5,000	5,142
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	4,000	4,616
Series 2010 C, 5.25% 8/1/39	3,700	4,140
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/18 (AMBAC Insured)	1,425	1,500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/18	12,735	14,852
Series 2013 A:
5% 7/1/19	11,600	13,766
5% 7/1/21	4,000	4,814
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	1,500	1,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/19	$ 3,300	$ 3,718
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	14,900	14,900
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,000	4,601
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A, 0.21%, tender 5/1/15 (c)	25,000	24,962
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	1,000	1,147
5% 7/1/23	3,800	4,311
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/19	1,185	1,362
5% 7/1/20	2,000	2,218
5% 7/1/21	1,500	1,635
5% 7/1/22	2,250	2,417
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	1,485	1,663
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/21	2,250	2,503
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,865	6,430
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (d)	5,000	5,407
Poway Unified School District Series B:
0% 8/1/36	12,950	3,778
0% 8/1/37	16,850	4,628
0% 8/1/38	4,650	1,201
0% 8/1/40	2,240	514
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,985	4,920
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	3,115	1,532
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5.25% 7/1/20	700	816
5.25% 7/1/21	700	818
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005, 5% 7/1/19 (AMBAC Insured)	2,195	2,275
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,000	6,160
6.5% 8/1/27 (Pre-Refunded to 8/1/18 @ 100)	3,500	4,354
6.5% 8/1/28 (Pre-Refunded to 8/1/18 @ 100)	2,750	3,421
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A:
5% 8/1/19	$ 8,465	$ 9,534
5.25% 8/1/26	2,200	2,329
5.5% 8/1/20	2,000	2,283
Series 2009 B, 5% 8/1/18	7,355	8,223
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,900	9,746
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A:
5% 5/15/21	3,240	3,695
5% 5/15/22	2,000	2,260
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	2,600	885
0% 7/1/39	7,200	1,830
Series 2008 E, 0% 7/1/49	4,500	661
Series C:
0% 7/1/46	20,405	3,517
0% 7/1/47	13,000	2,125
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	4,300	4,523
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	1,199
0% 8/1/37	2,000	572
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	5,000	5,345
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,594
Sonoma County Jr. College District Rev. Series 2002:
5% 8/1/28 (FSA Insured)	385	406
5% 8/1/28 (Pre-Refunded to 8/1/15 @ 100)	1,315	1,438
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	10,600	11,165
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,200	1,248
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,080
Univ. of California Revs.:
Series 2007 K:
5% 5/15/14 (Escrowed to Maturity)	175	182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series 2007 K: - continued
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,825	$ 2,942
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,145	6,683
5% 5/15/16 (Pre-Refunded to 5/15/15 @ 101)	735	803
Series 2009 O, 5.25% 5/15/39	1,900	2,074
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	4,400	4,890
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,895	8,623
		753,149
Colorado - 0.7%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	1,000	1,103
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,400	1,552
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	11,100	8,467
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/14	1,105	1,174
5% 11/15/14 (Escrowed to Maturity)	60	64
Series 2006 F:
5% 11/15/13	395	402
5% 11/15/13 (Escrowed to Maturity)	890	906
5% 11/15/14	420	446
5% 11/15/14 (Escrowed to Maturity)	935	996
(Longmont Hosp. Proj.) Series 2006 B, 5.25% 12/1/16 (Radian Asset Assurance, Inc. Insured)	1,990	2,135
Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (c)	5,800	6,210
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	2,300	2,454
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/15	2,310	2,496
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Douglas and Elbert Counties School District #RE1 Series 2004: - continued
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	$ 1,000	$ 1,079
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,330	1,256
Series 2010 A:
0% 9/1/35	2,000	558
0% 9/1/37	3,000	734
0% 9/1/38	3,760	864
		33,975
Connecticut - 0.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (c)(d)	4,700	4,727
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	3,000	3,450
Series 2013 A:
0.2% 3/1/15 (c)	3,200	3,179
0.29% 3/1/16 (c)	1,400	1,383
0.4% 3/1/17 (c)	1,600	1,580
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/14	10,000	10,275
Hartford Gen. Oblig. Series A, 5% 8/15/13 (Escrowed to Maturity)	2,070	2,082
		26,676
District Of Columbia - 0.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	1,974
District of Columbia Rev. Series A, 5% 6/1/40	6,700	6,817
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 A, 5% 4/1/14	2,000	2,068
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	7,900	8,642
		19,501
Florida - 9.2%
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/23	3,100	3,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	$ 1,000	$ 1,000
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,180	2,397
Series 2012 A:
5% 7/1/21	5,380	6,152
5% 7/1/22	5,000	5,624
5% 7/1/25	5,635	6,160
5% 7/1/26	24,585	26,659
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	6,000	6,558
Series 2011 A1, 5% 6/1/18	2,000	2,243
Clay County School Board Ctfs. of Prtn. Series 2005 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,385	1,458
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,300	1,489
5% 12/1/23	2,245	2,506
5% 12/1/24	2,365	2,629
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (c)	2,100	2,100
Flagler County School Board Ctfs. Series 2005 A, 5% 8/1/16 (FSA Insured)	2,105	2,264
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	3,400	3,722
Series 2009 D, 5% 6/1/21	2,780	3,187
Series 2011 C:
5% 6/1/20	12,380	14,635
5% 6/1/21	13,005	15,376
5% 6/1/22	10,000	11,667
Series 2011 E, 5% 6/1/24	5,000	5,715
Series A, 5.5% 6/1/38	1,800	2,020
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	2,690	2,816
Florida Dept. of Trans. Rev. Series 2005 A, 5% 7/1/16	3,465	3,746
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/28	3,375	3,744
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	12,300	13,401
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,830	3,247
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/22	2,350	2,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Halifax Hosp. Med. Ctr. Rev. Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	$ 1,970	$ 2,027
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 D, 5.875% 11/15/29 (Pre-Refunded to 11/15/13 @ 100)	5,000	5,103
Series 2005 I:
5% 11/15/17	2,600	2,971
5% 11/15/18	2,000	2,304
Series 2008 B, 6% 11/15/37	12,000	13,401
Series B:
5% 11/15/17	1,050	1,143
5% 11/15/17 (Pre-Refunded to 11/15/15 @ 100)	150	165
Series G:
5% 11/15/13	1,545	1,571
5% 11/15/13 (Escrowed to Maturity)	55	56
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (c)	9,000	9,175
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/14	1,745	1,814
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	3,600	4,879
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	1,940	2,331
Indian River County Wtr. & Swr. Rev.:
5% 9/1/21	1,855	2,077
5% 9/1/22	2,270	2,505
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/13	7,875	7,967
5% 10/1/14	4,810	4,976
5% 10/1/14 (Pre-Refunded to 4/1/14 @ 100)	2,190	2,267
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	4,000	4,497
5% 10/1/23	5,320	5,870
Jacksonville Trans. Rev. Series 2012 A, 5% 10/1/23	2,000	2,264
JEA Wtr. & Swr. Sys. Rev. Series 2010 C, 5% 10/1/20	1,785	2,040
Lake County School Board Ctfs. of Prtn. Series 2006 B, 5% 6/1/20 (AMBAC Insured)	2,000	2,144
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Marion County School Board Ctfs. of Prtn. Series 2005 B:
5.25% 6/1/23	$ 3,330	$ 3,558
5.25% 6/1/24	3,750	4,005
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,073
5% 11/15/22	500	532
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	4,700	4,916
Series 2010 B, 5% 10/1/35 (FSA Insured)	10,225	10,588
Series 2012 A:
5% 10/1/22 (d)	3,000	3,375
5% 10/1/24 (d)	10,000	10,879
5% 10/1/24	2,165	2,400
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/25	2,250	2,470
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	3,200	3,446
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	8,200	8,409
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,500	2,507
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,195	8,106
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A:
5% 8/1/14 (AMBAC Insured)	2,700	2,830
5% 8/1/15 (AMBAC Insured)	5,990	6,493
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/21	1,250	1,430
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/18 (FSA Insured)	8,000	9,450
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	7,635	7,946
5.75% 10/1/43	1,850	1,914
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.25% 10/1/20	4,520	5,111
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.):
Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,946
Series 2008 A, 5% 11/1/14 (FSA Insured)	1,825	1,914
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,215	2,213
Series 2012 B, 5% 8/1/26	4,000	4,349
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	2,000	2,298
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,500	1,772
5% 10/1/20	3,500	4,153
Series 2012 A:
5% 10/1/23	1,700	2,000
5% 10/1/25	900	1,058
Series 2013 A, 5% 10/1/24	4,800	5,586
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.25% 10/1/18 (Berkshire Hathaway Assurance Corp. Insured)	15,000	17,702
Series 2011, 5% 10/1/24	8,600	9,634
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	5,200	5,918
Saint Lucie County School Board Ctfs. of Prtn.:
Series 2005, 5% 7/1/17 (FSA Insured)	1,410	1,509
Series 2013 A:
5% 7/1/25	2,000	2,237
5% 7/1/27	4,255	4,669
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,700	2,952
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health South Florida Obligated Group Proj.) Series 2007, 5% 8/15/15	5,000	5,427
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,500	1,752
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/17 (FSA Insured) (d)	5,965	6,679
5% 10/1/18 (FSA Insured) (d)	10,515	11,854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010: - continued
5% 10/1/19 (FSA Insured) (d)	$ 5,965	$ 6,686
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,900	2,012
		454,116
Georgia - 3.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (c)	10,500	10,654
Fourth Series 1994, 1.2%, tender 4/1/14 (c)	5,200	5,227
Second Series 1994, 1.2%, tender 4/1/14 (c)	3,800	3,820
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	7,015	5,589
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	5,800	6,217
6.125% 9/1/40	5,600	5,906
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,480	1,674
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/15	3,000	3,255
5% 11/1/18	6,000	6,889
5% 11/1/19	3,000	3,478
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One):
Series 2008 A:
5.25% 1/1/18	7,500	8,647
5.25% 1/1/20	1,625	1,916
Series 2008 D, 5.75% 1/1/19	11,500	13,564
Series 2009 B, 5% 1/1/16	2,500	2,737
Series 2005 V:
6.6% 1/1/18 (Escrowed to Maturity)	25	26
6.6% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,402
Series 2011 A, 5% 1/1/21	9,000	10,396
Series GG:
5% 1/1/22	3,000	3,479
5% 1/1/24	3,625	4,159
5% 1/1/25	1,250	1,420
5% 1/1/26	5,000	5,619
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series Q, 5% 10/1/22	$ 2,000	$ 2,326
Series S:
5% 10/1/22	1,275	1,483
5% 10/1/24	2,425	2,755
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/14	715	748
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Bonds Series 2000 A, 0.31%, tender 9/1/14 (c)	15,500	15,505
Third Series 2009 A, 5.25% 7/1/36	11,600	12,585
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (c)	20,100	20,168
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A, 5% 10/1/13	1,450	1,466
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	11,000	11,629
		174,739
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (d)	4,995	5,404
Hawaii Gen. Oblig. Series DR, 5% 6/1/18	3,655	4,238
		9,642
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	2,700	3,040
6.75% 11/1/37	2,600	2,913
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	1,600	1,802
		7,755
Illinois - 13.8%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	1,107
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	942
5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,717
Series 2009 D:
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,635	2,935
5% 12/1/20 (Assured Guaranty Corp. Insured)	5,960	6,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.: - continued
Series 2009 D: - continued
5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 5,200	$ 5,629
Series 2010 F, 5% 12/1/31	20,000	20,547
Series 2011 A, 5.5% 12/1/39	5,900	6,296
Series 2012 A, 5% 12/1/42	14,300	14,331
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	1,817
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,370	2,582
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100	3,944
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,310	13,986
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365	366
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	190	193
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	910	932
Series 2006 A, 5% 1/1/23	10,975	11,643
Series 2009 A, 5% 1/1/27 (FSA Insured)	3,900	4,098
Series 2012 C, 5% 1/1/25	1,000	1,065
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,067
Series 2010 D:
5.25% 1/1/18 (d)	750	855
5.25% 1/1/19 (d)	5,125	5,878
Series 2011 B, 5% 1/1/20	4,430	5,056
Series 2011 C, 6.5% 1/1/41	14,300	17,222
Series 2012 A, 5% 1/1/22	1,750	2,015
Series 2012 B:
4% 1/1/14 (d)	5,000	5,089
5% 1/1/22 (d)	7,000	7,920
Chicago Park District Gen. Oblig.:
Series 2003 A, 5.25% 1/1/21	1,765	1,770
Series 2010 C:
5% 1/1/22	3,155	3,542
5% 1/1/23	3,400	3,800
5% 1/1/24	2,000	2,221
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.: - continued
Series 2010 C: - continued
5.25% 1/1/37	$ 3,385	$ 3,596
5.25% 1/1/40	1,575	1,670
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	2,400	2,634
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,700	1,845
5% 6/1/19 (AMBAC Insured)	3,705	4,035
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	745	845
Chicago Wtr. Rev.:
Series 2000, 0% 11/1/13 (AMBAC Insured)	6,555	6,534
Series 2008, 5.25% 11/1/33	5,200	5,597
Cook County Cmnty. Consolidated School District #21, Wheeling Series 2001, 0% 12/1/13 (Escrowed to Maturity)	2,500	2,496
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	1,000	1,137
5% 12/15/24	1,000	1,127
Series 2012 C, 5% 12/15/25	2,120	2,291
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	1,100	1,174
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	600	641
Series 2010 A, 5.25% 11/15/24	17,925	20,032
Series 2011 A, 5.25% 11/15/24	1,500	1,691
Series 2012 C:
5% 11/15/22	2,000	2,277
5% 11/15/23	2,500	2,812
5% 11/15/24	18,655	20,904
Cook County Thorton Township High School District #205 Series 2008, 5.5% 12/1/19 (Assured Guaranty Corp. Insured)	1,660	1,949
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	2,700	2,481
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (c)(d)	6,680	6,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,255	$ 3,532
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	1,800	1,485
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,900	20,851
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15 (Pre-Refunded to 10/1/14 @ 100)	1,505	1,603
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	1,400	1,506
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008:
5.25% 10/1/13	1,620	1,636
5.25% 10/1/14	2,290	2,388
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38	2,615	2,959
(Bradley Univ. Proj.) Series 2007 A, 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,030	1,033
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	5,200	5,430
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	3,023
(Kewanee Hosp. Proj.) Series 2006:
5% 8/15/26	4,435	4,595
5.1% 8/15/31	5,000	5,130
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	6,835	7,125
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/18	8,415	9,567
5% 5/15/19	3,940	4,521
(Provena Health Proj.) Series 2010 A:
6% 5/1/20	2,060	2,395
6.25% 5/1/21	6,395	7,446
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,080
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,250	2,374
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	$ 14,655	$ 15,429
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	4,700	5,134
Series 2008 A, 5.625% 1/1/37	21,035	22,260
Series 2009 A, 7.25% 11/1/38	5,865	6,947
Series 2009:
6.875% 8/15/38	325	359
7% 8/15/44	8,865	9,838
Series 2010 A:
5.5% 8/15/24	2,110	2,309
5.75% 8/15/29	1,440	1,564
Series 2012 A, 5% 5/15/23	1,480	1,592
Series 2012:
5% 9/1/32	8,100	8,261
5% 9/1/38	1,500	1,502
5% 11/15/43	3,265	3,220
Series 2013:
5% 11/15/26	2,675	2,856
5% 5/15/43	5,700	5,323
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,390
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	2,625	2,656
Series 2006:
5% 1/1/18	9,600	10,597
5% 1/1/19	3,200	3,549
Series 2007 B, 5% 1/1/15	1,150	1,214
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,016
Series 2010, 5% 1/1/21 (FSA Insured)	12,000	13,001
Series 2012 A, 5% 1/1/33	3,600	3,512
Series 2012:
3% 8/1/13	5,200	5,211
5% 8/1/19	4,475	4,979
5% 3/1/20	3,250	3,592
5% 3/1/21	2,750	3,013
5% 8/1/21	1,600	1,752
5% 3/1/22	5,000	5,412
5% 8/1/22	6,600	7,135
Series 2013, 5.5% 7/1/38 (b)	4,000	4,093
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	$ 2,300	$ 2,301
Illinois Sales Tax Rev.:
Series 2010:
5% 6/15/15	1,200	1,300
5% 6/15/16	10,000	11,151
Series 2013, 5% 6/15/25	13,360	14,924
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (Pre-Refunded to 7/1/16 @ 100)	2,300	2,577
Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	31,840	35,668
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 4% 6/15/20	7,500	7,701
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,870	5,146
Kane & DeKalb Counties Cmnty. Unit School District #302:
Series 2002, 5.8% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,548
Series 2008, 5.5% 2/1/27 (FSA Insured)	2,000	2,155
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,655	3,845
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2001, 0% 12/1/18 (AMBAC Insured)	4,555	4,025
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	860	844
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265	2,174
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,092
Lake County Cmnty. Unit School District #60 Waukegan Series 1996 C:
0% 12/1/13 (FSA Insured)	5,590	5,562
0% 12/1/14 (FSA Insured)	5,180	5,084
0% 12/1/15 (FSA Insured)	3,810	3,660
Lake County Warren Township High School District #121, Gurnee Series 2004 C, 5.75% 3/1/20 (Pre-Refunded to 3/1/14 @ 101)	2,370	2,479
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	8,040	5,289
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,415	$ 1,147
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	2,507
Series 2010 B1, 0% 6/15/44 (FSA Insured)	37,400	6,509
Series 2012 B, 0% 12/15/51	48,500	5,526
Series 2002 A:
0% 12/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,235	2,896
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,340	4,207
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,825	2,914
0% 6/15/46 (FSA Insured)	4,730	733
0% 6/15/47 (FSA Insured)	3,755	550
Series A, 0% 6/15/14 (Escrowed to Maturity)	5,945	5,923
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	590	585
0% 6/15/16 (Escrowed to Maturity)	1,050	1,017
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,386
0% 6/15/17 (Escrowed to Maturity)	1,175	1,112
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,065	1,908
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,000	1,131
5% 10/1/19	1,475	1,647
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2009 A, 5.75% 4/1/38	2,670	2,952
0% 4/1/14	3,500	3,474
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,515	1,507
0% 11/1/14 (FSA Insured)	1,285	1,277
0% 11/1/16 (Escrowed to Maturity)	995	960
0% 11/1/16 (FSA Insured)	3,005	2,846
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/17 (FSA Insured)	$ 1,300	$ 1,188
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	992
		683,345
Indiana - 3.1%
Anderson Econ. Dev. Auth. Rev. (Anderson Univ. Proj.) Series 2007, 5% 10/1/13	1,065	1,066
Carmel High School Bldg. Corp. Series 2005:
5% 7/10/13 (FSA Insured)	1,145	1,146
5% 1/10/14 (FSA Insured)	1,180	1,208
5% 7/10/14 (FSA Insured)	1,215	1,268
Clark-Pleasant 2004 School Bldg. Corp. Series 2005, 5.25% 7/15/21 (Pre-Refunded to 7/15/15 @ 100)	1,405	1,538
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) Series 2000, 0% 1/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,850	6,256
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,000	2,065
Franklin Township Independent School Bldg. Corp., Marion County Series 2005, 5% 7/15/15 (Escrowed to Maturity)	1,700	1,827
Hamilton Heights School Bldg. Corp. Series 2006:
5.25% 7/15/15 (FSA Insured)	1,010	1,090
5.25% 7/15/16 (FSA Insured)	2,095	2,318
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,380	13,519
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(d)	1,650	1,765
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.53%, tender 9/3/13 (c)(d)	7,500	7,500
Series B, 0.42%, tender 9/3/13 (c)	4,400	4,400
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/32	4,200	4,560
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/25	3,110	3,465
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/16	2,220	2,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.: - continued
(Trinity Health Cr. Group Proj.) Series 2009 A: - continued
5% 12/1/17	$ 855	$ 974
Series 2010 A, 5% 2/1/17	3,700	4,187
Series 2012:
5% 3/1/22	1,000	1,113
5% 3/1/23	1,000	1,100
5% 3/1/30	1,050	1,071
5% 3/1/41	5,310	5,310
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	7,800	8,545
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	5,900	5,922
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/24	1,000	1,122
5% 1/1/25	1,000	1,110
5% 1/1/26	2,745	3,023
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,185
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/25	2,165	2,438
Series 2011 A, 5.25% 10/1/24	4,025	4,622
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/17 (AMBAC Insured)	3,000	2,809
0% 12/1/17 (AMBAC Insured)	1,470	1,362
0% 6/1/18 (AMBAC Insured)	1,740	1,585
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/20	8,310	9,385
5% 10/1/21	5,500	6,208
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,455	1,571
5% 7/15/22	1,000	1,162
5% 7/15/23	2,700	3,125
5% 7/15/24	4,185	4,792
5% 7/15/25	4,330	4,894
Portage Township Multi-School Bldg. Corp. Series 2005:
5.25% 7/15/19 (Pre-Refunded to 7/15/15 @ 100)	1,530	1,675
5.25% 7/15/27 (Pre-Refunded to 7/15/15 @ 100)	1,310	1,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj.):
Series 2009 A, 6.25%, tender 6/2/14 (c)	$ 3,500	$ 3,669
Series 2009 B, 6.25%, tender 6/2/14 (c)	5,000	5,239
Univ. of Southern Indiana Rev. Series J, 5% 10/1/13 (Assured Guaranty Corp. Insured)	1,885	1,906
Wawasee Cmnty. School Corp. New Elementary and Remodeling Bldg. Corp. Series 2005, 5% 7/15/15 (FSA Insured)	1,455	1,562
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,423
		153,996
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,685	1,868
Kansas - 0.4%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/19	285	329
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/20	1,110	1,198
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	1,000	1,085
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,600	3,395
Topeka Combined Util. Impt. Rev. Series 2005 A, 6% 8/1/23 (XL Cap. Assurance, Inc. Insured)	1,430	1,554
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/17 (Escrowed to Maturity)	5,000	5,806
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/24	4,415	4,952
Series 2012 B, 5% 9/1/24	1,500	1,684
Series 2012, 5% 9/1/23	1,025	1,164
		21,167
Kentucky - 1.5%
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/15 (FSA Insured)	1,290	1,378
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series 2009 A, 5% 8/15/14	4,000	4,170
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	$ 3,000	$ 3,216
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	7,500	8,141
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,865	4,224
(#90 Proj.) 5.75% 11/1/23	12,000	13,875
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	23,325	28,253
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B, 1.15%, tender 6/1/17 (c)	3,050	2,996
(Louisville Gas and Electronic Co. Proj.) Series 2005 A, 5.75%, tender 12/2/13 (c)	9,000	9,192
		75,445
Louisiana - 1.1%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2006 B, 5.25% 6/1/14 (AMBAC Insured)	5,000	5,195
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.607%, tender 5/1/17 (c)	30,000	29,887
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	1,700	1,919
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/13 (CIFG North America Insured)	1,050	1,050
(Christus Health Proj.) Series 2009 A:
5% 7/1/14	4,000	4,174
5% 7/1/15	2,740	2,951
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,125	2,354
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,740	1,842
Series 2012, 5% 12/1/20	3,200	3,580
0% 9/1/13 (AMBAC Insured)	1,400	1,399
		54,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	$ 4,200	$ 4,587
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/32 (AMBAC Insured)	2,080	2,214
6% 7/1/38	1,800	2,015
		8,816
Maryland - 1.1%
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	4,000	4,653
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,255	5,270
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F:
5% 7/1/17	1,190	1,351
5% 7/1/18	2,500	2,864
Series 2010, 5.125% 7/1/39	3,600	3,765
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	1,330	1,395
Bonds:
Series 2012 C, 0.96%, tender 11/15/17 (c)	14,900	14,985
Series 2013 A:
0%, tender 5/15/18 (c)	8,400	8,375
0.71%, tender 5/15/18 (c)	6,000	5,969
Series 2013 A:
5% 7/1/24	1,245	1,380
5% 7/1/25	1,060	1,161
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A:
5% 4/1/14	535	553
5% 4/1/16	1,665	1,824
		53,545
Massachusetts - 2.1%
Braintree Gen. Oblig. Series 2009, 5% 5/15/20	2,570	3,031
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,840	2,100
Bonds:
(Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	1,600	1,661
Series 2013 U-6E, 0.61%, tender 9/30/16 (c)	7,100	7,098
Series 2013 A, 6.25% 11/15/28 (b)	5,000	4,936
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (c)(d)	$ 3,000	$ 3,115
Massachusetts Gen. Oblig.:
Series 2003 D:
5% 10/1/23 (Pre-Refunded to 10/1/13 @ 100)	1,800	1,821
5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	5,900	5,973
Series 2004 B, 5.25% 8/1/20	13,865	16,713
Series 2007 C:
5.25% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	3,300	3,837
5.25% 8/1/23 (Pre-Refunded to 8/1/17 @ 100)	1,600	1,861
5.25% 8/1/24	4,000	4,512
Series 2011 A, 5% 4/1/23	10,000	11,575
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	2,000	2,091
(Partners HealthCare Sys., Inc. Proj.) Series 2009 I3:
5% 7/1/20	7,500	8,619
5% 7/1/21	4,700	5,314
Bonds (Baystate Health Sys. Proj.) Series 2009 K:
5%, tender 7/1/13 (c)	2,045	2,045
5%, tender 7/1/15 (c)	7,000	7,397
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (d)	1,000	1,003
5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,050
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,340	2,615
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	25	25
		101,392
Michigan - 2.5%
Detroit School District Series 2012 A, 5% 5/1/22	1,500	1,673
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	3,700	3,805
Series 2006 D, 0.79% 7/1/32 (c)	5,520	4,755
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,670
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	$ 6,100	$ 6,252
Grand Valley Michigan State Univ. Rev. Series 2009:
5% 12/1/14	1,290	1,367
5% 12/1/15	665	719
Kalamazoo Pub. Schools Series 2009, 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,425	1,478
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,410	4,141
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	1,000	1,146
5% 11/15/21	650	741
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/21	1,540	1,695
5% 6/1/27	2,300	2,392
5% 6/1/39	4,100	4,059
Series 2012 B, 5% 7/1/22	2,900	3,212
Series 2012:
5% 11/15/36	7,100	7,227
5% 11/15/42	1,560	1,569
Series 2013:
5% 8/15/28	5,585	5,875
5% 8/15/29	2,000	2,089
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,500	6,263
5% 12/1/26	980	1,047
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	220	250
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,735	11,802
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5.25% 8/1/16	3,115	3,436
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (c)	36,500	36,510
Wayne County Arpt. Auth. Rev. Series 2011 A, 5% 12/1/19 (d)	2,900	3,257
Western Michigan Univ. Rev. Series 2009, 5.25% 11/15/13 (Assured Guaranty Corp. Insured)	2,975	3,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009:
4% 1/1/14	$ 1,100	$ 1,120
5% 1/1/15	1,585	1,688
		125,264
Minnesota - 0.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) Series 2003, 5.625% 12/1/22	575	584
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/15 (Assured Guaranty Corp. Insured)	2,060	2,232
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,165	4,664
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,640	6,276
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1:
5% 1/1/19	4,115	4,778
5% 1/1/20	4,500	5,203
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.25% 5/1/15	650	691
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C:
5.5% 7/1/17	1,540	1,746
5.5% 7/1/18	1,400	1,610
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/14	250	259
		28,043
Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (c)(d)	5,800	5,801
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (c)	4,100	4,093
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/13	1,500	1,508
		11,402
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.2%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	$ 1,000	$ 1,110
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,000	1,137
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	370	371
Saint Louis Arpt. Rev. Series 2013, 2% 7/1/14	3,190	3,240
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Convention Ctr. Proj.) Series 2003, 5.25% 7/15/13 (AMBAC Insured)	1,880	1,882
		7,740
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,100	5,193
Nebraska - 0.2%
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/25	3,510	3,793
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/25	1,600	1,754
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	3,500	3,597
		9,144
Nevada - 1.0%
Clark County Arpt. Rev.:
Series 2003 C:
5.375% 7/1/18 (d)	1,500	1,500
5.375% 7/1/20 (d)	1,100	1,100
Series 2013 C1, 2.5% 7/1/15 (b)(d)	14,900	15,373
Series 2013 C2, 2% 7/1/14 (b)	10,300	10,470
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	3,300	3,647
Henderson Health Care Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 B:
5% 7/1/13	1,000	1,000
5% 7/1/14	1,000	1,042
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B:
5% 6/1/22	1,000	1,155
5% 6/1/23	2,000	2,299
5% 6/1/24	2,000	2,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2012 B: - continued
5% 6/1/25	$ 1,050	$ 1,183
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,395	1,636
Series 2013 D1, 5% 3/1/25	2,825	3,227
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	4,140	3,889
		49,796
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	4,640	4,748
Series 2012:
4% 7/1/22	1,350	1,346
5% 7/1/26	1,280	1,348
Series 2013 A, 5% 10/1/43	2,430	2,480
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,250	2,595
5% 2/1/23	2,215	2,535
5% 2/1/24	1,775	2,012
		17,064
New Jersey - 3.5%
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 A, 5% 2/15/14	1,710	1,751
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	2,300	2,576
New Jersey Ctfs. of Prtn. Series 2009 A:
5.25% 6/15/20	3,800	4,325
5.25% 6/15/21	4,500	5,074
5.25% 6/15/22	10,585	11,728
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/15	3,000	3,229
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	1,200	1,294
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	6,500	7,010
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,500	1,618
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	5,550	5,986
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	4,200	4,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O: - continued
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	$ 4,700	$ 5,069
Series 2012 G, 0.64% 2/1/15 (c)	8,800	8,807
Series 2012 II, 5% 3/1/21	7,600	8,723
Series 2013:
5% 3/1/23	9,300	10,723
5% 3/1/24	12,800	14,384
5% 3/1/25	1,400	1,554
New Jersey Gen. Oblig. Series Q, 5% 8/15/19	3,800	4,441
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	6,400	6,890
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.81%, tender 12/22/14 (c)	17,100	17,139
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	3,990	4,320
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	3,035	3,575
Series 2012 AA:
5% 6/15/23	7,500	8,481
5% 6/15/24	12,000	13,353
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	2,300	2,322
Toms River Gen. Oblig. 2% 12/27/13	12,500	12,596
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,050
		173,548
New Mexico - 0.8%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	27,900	28,748
New Mexico Edl. Assistance Foundation Series 2009 B:
4% 9/1/15	5,000	5,348
4% 9/1/16	3,000	3,284
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/18 (FSA Insured)	2,870	3,280
		40,660
New York - 9.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/13	1,100	1,120
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Buffalo Muni. Wtr. Fin. Auth. Series 2007 B, 5% 7/1/14 (FSA Insured)	$ 1,800	$ 1,871
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Assured Guaranty Corp. Insured) (FSA Insured)	1,070	1,230
5.75% 7/1/40	1,000	1,075
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	2,895	3,028
5.75% 5/1/19 (Pre-Refunded to 5/1/14 @ 100)	5,590	5,847
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	8,525	8,917
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	1,715	1,794
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2008 A, 6% 5/1/33	6,000	6,805
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	450	473
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14 (Pre-Refunded to 9/1/14 @ 100)	3,600	3,806
Series 2005 G, 5% 8/1/14	6,500	6,828
Series 2008 E, 5% 8/1/13	11,760	11,806
Series 2010 C, 5% 8/1/14	10,000	10,504
Series 2010 E, 5% 8/1/16	11,210	12,547
Series C, 5.5% 8/1/13	95	95
Series J7, 0.53% 8/1/21 (c)	4,000	3,981
Series J8, 0.44% 8/1/21 (c)	4,900	4,889
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,300	2,388
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2009 FF 2, 5.5% 6/15/40	800	861
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2008 S1, 5% 1/15/20	4,555	5,195
Series 2009 S2, 6% 7/15/38	7,000	7,747
Series 2009 S3:
5.25% 1/15/34	20,000	21,673
5.25% 1/15/39	2,600	2,736
Series 2009 S4, 5.75% 1/15/39	6,400	7,041
Series S1, 5% 7/15/25	7,700	8,690
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	5,000	5,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 B: - continued
5% 2/1/21	$ 3,510	$ 4,139
Series 2010 B, 5% 11/1/20	37,195	43,814
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	155	171
5% 11/1/16	9,410	10,659
Series 2012 A, 5% 11/1/21	5,460	6,480
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	13,355	15,522
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2008 B, 5.75% 3/15/36	2,600	2,879
Series 2009 A:
5% 3/15/17	9,975	11,327
5% 3/15/19	11,040	12,867
Series A:
5% 2/15/19	1,000	1,164
5% 2/15/20	3,000	3,517
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A 2nd Generation, 5.75% 7/1/13	2,710	2,710
Series A:
5.75% 7/1/13	930	930
5.75% 7/1/13	300	300
(Mental Health Svcs. Facilities Proj.) Series 2008 D, 5% 8/15/13	7,390	7,432
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	800	863
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	5,300	5,552
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,500	5,777
Series 2009 A:
5% 7/1/20	5,000	5,831
5% 7/1/21	12,335	14,347
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	16,225	18,824
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (c)	7,000	6,997
Series B, 5% 11/15/13	4,280	4,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.55%, tender 11/1/14 (c)	$ 7,900	$ 7,890
Series 2012 G2, 0.724%, tender 11/1/15 (c)	15,400	15,380
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,890	9,134
Series 2005 C, 5.25% 11/15/14	1,000	1,066
Series 2008 C, 6.5% 11/15/28	11,300	13,531
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (c)	3,260	3,260
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	5,000	5,315
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,000	3,361
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/14	1,500	1,553
Series 2010 A, 5% 4/1/23	8,195	9,285
Series 2011 A, 5% 4/1/19	2,000	2,337
Series 2011 A1, 5% 4/1/20	2,220	2,600
Series 2011 A2, 5% 4/1/21	2,000	2,350
New York Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 5.25% 1/1/14 (FSA Insured)	590	605
(Correctional Facilities Proj.) Series 1993 A, 5.5% 1/1/14 (AMBAC Insured)	1,210	1,241
Series 2011 A, 5% 3/15/22	7,605	8,768
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	2,200	2,207
5.25% 6/1/22 (AMBAC Insured)	9,450	9,479
5.5% 6/1/19	495	497
Series 2003 B-1C:
5.5% 6/1/19	3,665	3,678
5.5% 6/1/20	800	803
5.5% 6/1/22	600	602
Series 2011, 5% 6/1/16	17,000	18,936
Triborough Bridge & Tunnel Auth. Revs.:
Series 2013 A:
5% 11/15/23	3,000	3,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2013 A: - continued
5% 11/15/24	$ 4,000	$ 4,646
Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,605	7,214
		474,218
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,100	4,168
North Carolina - 1.4%
Dare County Ctfs. of Prtn. Series 2004:
5.25% 6/1/16 (Pre-Refunded to 6/1/14 @ 100)	1,580	1,652
5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,520	1,589
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/17	2,245	2,556
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,440	3,476
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,400	1,464
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2009 B:
5% 1/1/15	1,250	1,332
5% 1/1/16	3,000	3,262
5% 1/1/20	2,110	2,348
Series 2012 A, 2% 1/1/14	4,780	4,819
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/16	2,250	2,473
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/18	1,290	1,439
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	6,000	6,764
5% 6/1/22	4,000	4,446
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,700	1,792
Series 2012 A:
5% 1/1/19	10,475	12,044
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.: - continued
Series 2012 A: - continued
5% 1/1/20	$ 2,000	$ 2,314
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.58%, tender 12/1/15 (c)	12,900	12,944
		66,714
North Dakota - 0.0%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5% 7/1/14	1,000	1,036
Ohio - 2.0%
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 5% 2/15/23	2,175	2,442
Series 2012:
5% 2/15/21	1,500	1,708
5% 2/15/22	2,000	2,271
5% 2/15/24	2,000	2,223
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	1,805	1,845
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,300	3,583
5% 6/1/17	3,780	4,176
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26	1,250	1,405
5% 1/1/27	1,500	1,671
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 3% 12/1/15	1,435	1,508
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,465	2,521
5% 6/15/26	2,590	2,624
5% 6/15/27	2,720	2,717
5% 6/15/28	2,855	2,819
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	4,600	5,371
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,885	5,660
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	1,500	1,681
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	$ 3,100	$ 3,479
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,980	5,588
5% 10/1/22	2,000	2,226
5% 10/1/23	3,000	3,318
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	3,475	4,003
Series 2010 B, 4% 9/15/15	2,830	3,037
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/16	3,480	3,906
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5.375% 1/1/38	2,100	2,235
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,790	5,371
Series 2013 A2, 0.36% 1/1/16 (c)	1,615	1,610
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/14	6,605	7,043
5% 12/1/14 (Escrowed to Maturity)	395	421
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	5,900	6,366
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	5,200	5,641
		100,469
Oklahoma - 0.8%
Durant Cmnty. Facilities Auth. Sales Tax Rev. Series 2004, 5.5% 11/1/19 (Pre-Refunded to 11/1/14 @ 100)	1,050	1,123
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005:
5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165	2,336
5.5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550	1,665
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	4,100	4,244
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/13	1,260	1,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	$ 7,185	$ 7,413
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2010 A:
5% 1/1/21 (FSA Insured)	4,000	4,514
5% 1/1/22 (FSA Insured)	12,455	13,892
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/14	1,285	1,361
Tulsa County Indl. Auth. Health Care Rev. (Saint Francis Health Sys. Proj.) Series 2006:
5% 12/15/13	1,000	1,021
5% 12/15/14	850	903
		39,739
Oregon - 0.1%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	3,500	3,633
Pennsylvania - 3.7%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series 2008 A, 5% 9/1/13	6,200	6,248
Annville-Cleona School District Series 2005, 5.5% 3/1/23 (FSA Insured)	1,300	1,382
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series 2006 A, 5% 12/15/13	1,155	1,169
Series 2006 B, 5% 12/15/13	3,115	3,153
East Stroudsburg Area School District Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400	2,915
Easton Area School District Series 2005, 7.5% 4/1/21 (FSA Insured)	2,150	2,480
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	8,000	9,075
5% 7/1/22	6,000	6,628
5% 1/1/23	3,000	3,252
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	7,570	7,927
Fleetwood Area School District Series 2007, 5.25% 6/1/21 (FSA Insured)	1,800	1,948
Mifflin County School District Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,390	1,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	$ 3,300	$ 3,553
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,930	4,598
Series 2009 A, 5% 6/1/17	2,925	3,253
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,115	3,504
5% 3/1/22	2,000	2,240
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,745	1,991
Series 2011, 5% 7/1/21	2,100	2,490
Pennsylvania Higher Edl. Facilities Auth. Rev. (The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,100	2,389
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	15,100	16,389
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33	8,500	9,149
Series 2009 B, 5% 12/1/16	12,500	14,065
Series 2013 A, 0.66% 12/1/17 (c)	7,600	7,563
Series 2013 A2:
0% 12/1/28 (a)	1,250	1,004
0% 12/1/33 (a)	1,250	959
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	1,725	1,729
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,900	3,099
Seventeenth Series, 5.375% 7/1/16 (FSA Insured)	2,700	3,010
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	2,500	2,815
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	700	731
Series 2010 C:
5% 9/1/20	14,000	15,782
5% 9/1/21	6,000	6,666
Pittsburgh Gen. Oblig. Series 2006 B, 5.25% 9/1/15 (FSA Insured)	3,000	3,268
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District:
Series 2009 A:
3% 9/1/14 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,030
4% 9/1/15 (Assured Guaranty Corp. Insured)	2,800	2,979
Series 2010 A:
5% 9/1/19 (FSA Insured)	1,500	1,717
5% 9/1/20 (FSA Insured)	1,000	1,148
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2007 A, 5.5% 9/1/14 (FSA Insured)	2,290	2,395
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	4,500	5,123
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/22	2,000	2,186
5% 4/1/24	1,365	1,466
Wilson School District Series 2007, 5.25% 6/1/24 (XL Cap. Assurance, Inc. Insured)	3,960	4,253
		180,359
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.25% 7/1/23	5,600	5,379
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	5,000	5,151
		10,530
Rhode Island - 0.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.) Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	630	670
South Carolina - 0.7%
Greenwood Fifty School Facilities Installment Series 2007, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,360	1,491
Scago Edl. Facilities Corp. for Colleton School District Series 2006:
5% 12/1/15 (Radian Asset Assurance, Inc. Insured)	750	795
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,040	2,209
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5% 8/1/17	1,000	1,108
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2011 B, 5% 12/1/20	2,275	2,695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.: - continued
Series 2012 B, 5% 12/1/19	$ 7,200	$ 8,503
Series 2012 C:
5% 12/1/13	2,600	2,651
5% 12/1/20	7,500	8,884
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 E, 5% 1/1/17	2,130	2,396
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	3,670	3,986
		34,718
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009:
5% 11/1/16	375	422
5.25% 11/1/18	1,000	1,166
		1,588
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	3,500	3,720
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	2,025
Series 2010 B, 5.625% 7/1/20 (d)	5,000	5,913
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
4.75% 7/1/14	1,600	1,669
4.75% 7/1/15	3,560	3,790
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/16	5,000	5,527
		22,644
Texas - 8.3%
Aldine Independent School District (School Bldg. Proj.) Series 2007 A, 5.25% 2/15/32	1,800	1,975
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	3,015	3,487
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,335	1,035
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B:
6% 1/1/16	1,750	1,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 B: - continued
6% 1/1/18	$ 1,000	$ 1,083
6% 1/1/19	1,335	1,439
Austin Elec. Util. Sys. Rev.:
Series 2012 A, 5% 11/15/23	1,500	1,742
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,755
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A:
5% 11/15/14	2,315	2,463
5% 11/15/17	1,375	1,586
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,100	1,194
5.25% 2/15/42	6,000	6,432
Bell County Gen. Oblig. Series 2008, 5.25% 2/15/19 (FSA Insured)	2,090	2,397
Bexar County Gen. Oblig. Series 2007, 5.25% 6/15/30 (FSA Insured)	2,995	3,309
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	2,000	2,215
Camino Real Reg'l. Mobility Auth. Series 2008, 5% 8/15/13	9,575	9,629
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	3,640	3,543
Dallas Area Rapid Transit Sales Tax Rev. Series 2008:
5.25% 12/1/38	6,700	7,270
5.25% 12/1/43	2,555	2,755
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/15	5,000	5,478
5% 11/1/16	3,000	3,370
5% 11/1/21	1,500	1,635
Series 2009, 5% 11/1/19	1,000	1,163
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,300	1,530
DeSoto Independent School District Series 2001, 0% 8/15/18	2,195	1,991
Fort Worth Independent School District Series 2009, 5% 2/15/17	1,220	1,384
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,575	2,872
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,035	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Garland Wtr. & Swr. Rev. Series 2005, 5.25% 3/1/20 (Pre-Refunded to 3/1/14 @ 100)	$ 1,170	$ 1,209
Grapevine Gen. Oblig. Series 2009, 5% 2/15/14	1,745	1,796
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,180	5,931
(Road Proj.) Series 2008 B, 5% 8/15/17	2,000	2,280
(Toll Road Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,530	8,468
Bonds Series 2012 B, 0.65%, tender 8/15/15 (c)	11,800	11,798
Series 2012 A, 0.49% 8/15/15 (c)	1,400	1,400
Series 2012 C:
5% 8/15/24	1,075	1,236
5% 8/15/25	3,860	4,370
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,400	3,106
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (d)	8,000	9,138
Series 2012 A, 5% 7/1/23 (d)	2,400	2,635
Series A, 5.5% 7/1/39	6,000	6,540
Houston Cmnty. College Sys. Rev. Series 2013, 5% 2/15/37	1,800	1,875
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (c)	6,500	6,586
Series 2005 A, 0% 2/15/16	6,395	6,225
0% 8/15/15	2,000	1,963
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.66%, tender 8/1/16 (c)	10,300	10,284
Series 2007 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,867
Humble Independent School District:
Series 2000:
0% 2/15/16	1,250	1,217
0% 2/15/17	1,400	1,332
Series 2009, 4% 2/15/14	410	419
Irving Gen. Oblig. Series 2009, 5% 9/15/17	1,885	2,168
Irving Independent School District Series 1997 A, 0% 2/15/16	1,035	1,008
Keller Independent School District Series 1996 A, 0% 8/15/17	1,020	959
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Kermit Independent School District Series 2007, 5.25% 2/15/32	$ 2,400	$ 2,577
Klein Independent School District Series 2005 A, 5% 8/1/13	1,455	1,461
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	3,400	3,595
Lower Colorado River Auth. Rev.:
Series 2012:
5% 5/15/14	5,935	6,178
5% 5/15/14 (Escrowed to Maturity)	45	47
5% 5/15/14 (Escrowed to Maturity)	5	5
5% 5/15/14 (Escrowed to Maturity)	15	16
5% 5/15/15	2,470	2,670
5% 5/15/15 (Escrowed to Maturity)	5	5
5.75% 5/15/37	290	303
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	75	82
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	3,235	3,550
Manor Independent School District Series 2007, 5.25% 8/1/34	2,000	2,168
Mansfield Independent School District:
5.5% 2/15/15	25	25
5.5% 2/15/16	35	35
Midway Independent School District Series 2000, 0% 8/15/19	1,400	1,223
Montgomery County Gen. Oblig. Series 2008, 5.25% 3/1/20 (FSA Insured)	1,405	1,565
Navasota Independent School District Series 2005:
5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
5.5% 8/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,225	1,265
North Central Texas Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (Escrowed to Maturity)	2,520	2,705
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	1,025	1,086
4% 12/15/24	1,825	1,913
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,100	1,174
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/23	2,200	2,505
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 A:
5.5% 9/1/41	$ 1,200	$ 1,289
6% 9/1/41	1,000	1,122
Plano Independent School District Series 2008 A, 5.25% 2/15/23	1,140	1,289
Pleasant Grove Independent School District Series 2007, 5.25% 2/15/32	1,600	1,732
Prosper Independent School District Series 2007, 5.375% 8/15/33	7,340	7,983
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	555	620
5.25% 2/15/37	1,465	1,557
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,600	4,646
5% 10/1/18	1,230	1,381
San Antonio Arpt. Sys. Rev. Series 2007, 5% 7/1/15 (FSA Insured) (d)	2,165	2,336
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5.25% 2/1/25	3,200	3,759
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,883
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,800	5,513
5% 9/15/24	7,490	8,499
5% 9/15/25	9,295	10,438
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/22	6,000	7,118
San Jacinto Cmnty. College District Series 2009, 5% 2/15/17	5,000	5,634
San Marcos Consolidated Independent School District Series 2004, 5.25% 8/1/21 (Pre-Refunded to 8/1/14 @ 100)	3,650	3,849
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured)	1,350	1,394
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	3,045	3,513
5% 10/1/20	2,180	2,470
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,600	1,734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/13	$ 1,175	$ 1,195
5% 11/15/14	2,005	2,125
5% 11/15/15	1,880	2,059
5.75% 11/15/24	4,700	5,361
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	1,000	1,104
5% 8/15/26	1,530	1,670
5% 8/15/28	1,620	1,737
5% 8/15/33	3,800	4,007
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 A, 6.25% 7/1/28 (Assured Guaranty Corp. Insured)	7,000	7,869
(Texas Health Resources Proj.) Series 2007 A, 5% 2/15/14	1,800	1,850
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27	4,170	4,513
Series 2008, 5% 4/1/25	3,200	3,598
Series 2009 A, 5% 10/1/17	3,660	4,224
Series 2011 A:
5% 8/1/19 (d)	1,545	1,802
5% 8/1/21 (d)	1,530	1,794
Series 2011 C:
5% 8/1/20 (d)	1,625	1,898
5% 8/1/21 (d)	1,460	1,711
Series B, 0% 10/1/13	8,900	8,897
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200	7,836
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	8,955	10,359
Texas Pub. Fin. Auth. Rev. (Stephen F. Austin State Univ. Proj.) Series 2005 A, 5% 10/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300	1,376
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	7,400	7,393
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2006, 5% 4/1/22	2,500	2,734
Series 2007:
5% 4/1/25	2,500	2,798
5% 4/1/26	3,200	3,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	$ 1,000	$ 1,136
5.625% 7/15/21	345	346
Univ. of Houston Univ. Revs. Series 2008, 5.25% 2/15/25	2,665	2,988
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/17	1,000	1,138
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	4,200	4,560
Waller Independent School District:
5.5% 2/15/26	3,220	3,600
5.5% 2/15/33	4,160	4,581
5.5% 2/15/37	4,820	5,290
Waxahachie Independent School District Series 1997, 0% 8/15/14	1,460	1,455
Wylie Independent School District:
0% 8/15/20	10	7
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	990	744
Ysleta Independent School District Series 2005, 5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	1,745	1,910
		412,686
Utah - 0.3%
Riverton Hosp. Rev. (IHC Health Svcs., Inc.) Series 2009:
5% 8/15/17	5,000	5,685
5% 8/15/18	2,500	2,867
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24	3,000	3,347
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	4,235	4,537
		16,436
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B:
5% 12/1/14 (FSA Insured)	1,200	1,249
5% 12/1/15 (FSA Insured)	1,000	1,079
		2,328
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/13	$ 3,250	$ 3,284
5% 10/1/14	3,000	3,153
		6,437
Virginia - 0.5%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	1,000	1,067
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	12,000	12,234
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (d)	7,600	6,735
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	2,500	2,568
		22,604
Washington - 1.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A:
0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,597
0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,365
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(d)	1,000	1,067
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,642
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	10,000	11,780
Franklin County Pub. Util. District #001 Elec. Rev. Series 2002, 5.625% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145	145
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	1,000	1,160
5% 1/1/23	1,000	1,155
5% 1/1/24	2,330	2,654
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,059
King County Highline School District # 401 Series 2009, 5% 12/1/18	8,690	10,137
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	12,100	13,308
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Swr. Rev.: - continued
Series 2009, 5.25% 1/1/42	$ 1,900	$ 2,042
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (d)	885	986
Spokane County Wastewtr. Sys. Rev. Series 2009 A:
5% 12/1/18	1,255	1,467
5% 12/1/19	1,385	1,591
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2003:
5.75% 12/1/18 (Pre-Refunded to 12/1/13 @ 100)	1,000	1,023
5.75% 12/1/20 (Pre-Refunded to 12/1/13 @ 100)	1,000	1,023
Washington Gen. Oblig. Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	3,440	3,042
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/15	2,500	2,674
5% 8/15/16	2,500	2,720
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	2,200	2,268
(Providence Health Systems Proj.) Series 2006 C, 5.25% 10/1/33 (FSA Insured)	4,400	4,734
		72,639
West Virginia - 0.1%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity)	1,100	1,060
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,400	1,498
West Virginia State School Bldg. Auth. Rev. Series 2007 A, 5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,948
		5,506
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,100	1,275
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,800	1,889
5.75% 7/1/30	2,000	2,170
Series 2013 B:
5% 7/1/25	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2013 B: - continued
5% 7/1/36	$ 6,385	$ 6,583
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/14	1,000	1,032
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/14	850	873
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/14	1,775	1,785
Series 2012:
5% 6/1/32	1,025	1,039
5% 6/1/39	815	822
		18,551
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	6,350	6,859
TOTAL MUNICIPAL BONDS (Cost $4,550,310)		4,709,943
Municipal Notes - 1.6%

California - 0.1%
California School Cash Reserve Prog. Auth. TRAN:
Series 2013 DD, 2% 12/31/13	3,615	3,643
Series EE, 2% 12/31/13	3,250	3,275
		6,918
New Jersey - 0.1%
Hudson County Gen. Oblig. BAN 1% 12/6/13	4,000	4,011
New York - 1.4%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	30,200	30,436
Elmira City School District BAN Series 2013 A, 1.25% 12/12/13	7,970	7,994
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	4,300	4,339
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	$ 5,000	$ 5,033
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	22,200	22,246
		70,048
TOTAL MUNICIPAL NOTES (Cost $80,951)		80,977
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $4,631,261)		4,790,920
NET OTHER ASSETS (LIABILITIES) - 3.2%		156,341
NET ASSETS - 100%		$ 4,947,261
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 31
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.4%
Health Care	14.7%
Special Tax	11.5%
Electric Utilities	9.9%
Transportation	8.5%
Escrowed/Pre-Refunded	6.4%
Water & Sewer	5.9%
Others* (Individually Less Than 5%)	9.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,631,261)		$ 4,790,920
Cash		113,962
Receivable for investments sold		24,196
Receivable for fund shares sold		8,838
Interest receivable		58,296
Other receivables		15
Total assets		4,996,227

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 34,760
Payable for fund shares redeemed	8,380
Distributions payable	3,310
Accrued management fee	1,093
Distribution and service plan fees payable	98
Other affiliated payables	1,283
Other payables and accrued expenses	42
Total liabilities		48,966

Net Assets		$ 4,947,261
Net Assets consist of:
Paid in capital		$ 4,783,983
Undistributed net investment income		840
Accumulated undistributed net realized gain (loss) on investments		2,779
Net unrealized appreciation (depreciation) on investments		159,659
Net Assets		$ 4,947,261

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($126,811 ÷ 12,297.4 shares)	$ 10.31

Maximum offering price per share (100/96.00 of $10.31)	$ 10.74
Class T: Net Asset Value and redemption price per share ($18,625 ÷ 1,807.2 shares)	$ 10.31

Maximum offering price per share (100/96.00 of $10.31)	$ 10.74
Class B: Net Asset Value and offering price per share ($2,636 ÷ 255.7 shares)A	$ 10.31

Class C: Net Asset Value and offering price per share ($75,902 ÷ 7,357.7 shares)A	$ 10.32

Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($4,328,783 ÷ 420,044.4 shares)	$ 10.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($394,504 ÷ 38,223.5 shares)	$ 10.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2013 (Unaudited)

Investment Income
Interest		$ 81,207
Income from Fidelity Central Funds		31
Total income		81,238

Expenses
Management fee	$ 6,643
Transfer agent fees	2,280
Distribution and service plan fees	611
Accounting fees and expenses	333
Custodian fees and expenses	31
Independent trustees' compensation	10
Registration fees	133
Audit	30
Legal	4
Miscellaneous	26
Total expenses before reductions	10,101
Expense reductions	(40)	10,061
Net investment income (loss)		71,177
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,000
Change in net unrealized appreciation (depreciation) on investment securities		(173,322)
Net gain (loss)		(170,322)
Net increase (decrease) in net assets resulting from operations		$ (99,145)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,177	$ 140,324
Net realized gain (loss)	3,000	4,886
Change in net unrealized appreciation (depreciation)	(173,322)	86,937
Net increase (decrease) in net assets resulting from operations	(99,145)	232,147
Distributions to shareholders from net investment income	(70,994)	(138,351)
Distributions to shareholders from net realized gain	(974)	(3,372)
Total distributions	(71,968)	(141,723)
Share transactions - net increase (decrease)	(16,213)	565,042
Redemption fees	53	55
Total increase (decrease) in net assets	(187,273)	655,521

Net Assets
Beginning of period	5,134,534	4,479,013
End of period (including undistributed net investment income of $840 and undistributed net investment income of $657, respectively)	$ 4,947,261	$ 5,134,534

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.132	.279	.318	.318	.325	.344
Net realized and unrealized gain (loss)	(.348)	.213	.435	(.088)	.482	(.277)
Total from investment operations	(.216)	.492	.753	.230	.807	.067
Distributions from net investment income	(.132)	(.275)	(.321)	(.317)	(.327)	(.346)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.134)	(.282)	(.333)	(.360)	(.327)	(.348)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.31	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return B,C,D	(2.05)%	4.75%	7.65%	2.25%	8.43%	.69%
Ratios to Average Net Assets F,H
Expenses before reductions	.65% A	.65%	.68%	.68%	.71%	.68%
Expenses net of fee waivers, if any	.65% A	.65%	.68%	.68%	.71%	.68%
Expenses net of all reductions	.65% A	.65%	.68%	.68%	.71%	.61%
Net investment income (loss)	2.51% A	2.63%	3.12%	3.09%	3.25%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 127	$ 131	$ 115	$ 113	$ 106	$ 43
Portfolio turnover rate G	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.133	.280	.319	.320	.328	.347
Net realized and unrealized gain (loss)	(.339)	.203	.436	(.087)	.481	(.279)
Total from investment operations	(.206)	.483	.755	.233	.809	.068
Distributions from net investment income	(.132)	(.276)	(.323)	(.320)	(.329)	(.347)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.134)	(.283)	(.335)	(.363)	(.329)	(.349)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.31	$ 10.65	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return B,C,D	(1.96)%	4.66%	7.67%	2.28%	8.46%	.70%
Ratios to Average Net Assets F,H
Expenses before reductions	.64% A	.65%	.67%	.66%	.69%	.68%
Expenses net of fee waivers, if any	.64% A	.65%	.67%	.66%	.69%	.68%
Expenses net of all reductions	.64% A	.64%	.67%	.65%	.68%	.63%
Net investment income (loss)	2.52% A	2.64%	3.14%	3.11%	3.28%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 20	$ 18	$ 13	$ 12	$ 9
Portfolio turnover rate G	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) E	.099	.213	.254	.252	.261	.278
Net realized and unrealized gain (loss)	(.348)	.213	.435	(.087)	.481	(.278)
Total from investment operations	(.249)	.426	.689	.165	.742	-
Distributions from net investment income	(.099)	(.209)	(.257)	(.252)	(.262)	(.279)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.101)	(.216)	(.269)	(.295)	(.262)	(.281)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.001
Net asset value, end of period	$ 10.31	$ 10.66	$ 10.45	$ 10.03	$ 10.16	$ 9.68
Total Return B,C,D	(2.36)%	4.10%	6.98%	1.60%	7.73%	0.00% H
Ratios to Average Net Assets F,I
Expenses before reductions	1.28% A	1.28%	1.32%	1.32%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28% A	1.28%	1.32%	1.32%	1.35%	1.37%
Expenses net of all reductions	1.28% A	1.28%	1.31%	1.31%	1.35%	1.31%
Net investment income (loss)	1.88% A	2.01%	2.49%	2.46%	2.61%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,636	$ 2,965	$ 3,269	$ 3,650	$ 3,261	$ 1,403
Portfolio turnover rate G	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68	$ 9.97
Income from Investment Operations
Net investment income (loss) E	.091	.197	.240	.240	.252	.271
Net realized and unrealized gain (loss)	(.338)	.203	.435	(.078)	.480	(.290)
Total from investment operations	(.247)	.400	.675	.162	.732	(.019)
Distributions from net investment income	(.091)	(.193)	(.243)	(.239)	(.252)	(.270)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.093)	(.200)	(.255)	(.282)	(.252)	(.272)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	.001
Net asset value, end of period	$ 10.32	$ 10.66	$ 10.46	$ 10.04	$ 10.16	$ 9.68
Total Return B,C,D	(2.34)%	3.84%	6.82%	1.58%	7.63%	(.18)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.43% A	1.43%	1.46%	1.44%	1.45%	1.45%
Expenses net of fee waivers, if any	1.43% A	1.43%	1.46%	1.44%	1.45%	1.45%
Expenses net of all reductions	1.43% A	1.43%	1.45%	1.44%	1.45%	1.39%
Net investment income (loss)	1.73% A	1.86%	2.35%	2.33%	2.52%	2.78%
Supplemental Data
Net assets, end of period (in millions)	$ 76	$ 81	$ 65	$ 64	$ 49	$ 15
Portfolio turnover rate G	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Intermediate Municipal Income

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68	$ 9.96
Income from Investment Operations
Net investment income (loss) D	.147	.309	.347	.347	.355	.372
Net realized and unrealized gain (loss)	(.338)	.203	.435	(.077)	.472	(.278)
Total from investment operations	(.191)	.512	.782	.270	.827	.094
Distributions from net investment income	(.147)	(.305)	(.350)	(.347)	(.357)	(.373)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.149)	(.312)	(.362)	(.390)	(.357)	(.375)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.31	$ 10.65	$ 10.45	$ 10.03	$ 10.15	$ 9.68
Total Return B,C	(1.82)%	4.95%	7.96%	2.65%	8.65%	.96%
Ratios to Average Net Assets E,G
Expenses before reductions	.36% A	.37%	.40%	.39%	.41%	.42%
Expenses net of fee waivers, if any	.36% A	.37%	.40%	.39%	.41%	.42%
Expenses net of all reductions	.36% A	.37%	.40%	.39%	.41%	.38%
Net investment income (loss)	2.80% A	2.92%	3.41%	3.38%	3.55%	3.79%
Supplemental Data
Net assets, end of period (in millions)	$ 4,329	$ 4,571	$ 4,003	$ 3,807	$ 3,775	$ 2,694
Portfolio turnover rate F	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.145	.305	.343	.341	.351	.369
Net realized and unrealized gain (loss)	(.349)	.212	.435	(.087)	.481	(.276)
Total from investment operations	(.204)	.517	.778	.254	.832	.093
Distributions from net investment income	(.144)	(.300)	(.346)	(.341)	(.352)	(.372)
Distributions from net realized gain	(.002)	(.007)	(.012)	(.043)	-	(.002)
Total distributions	(.146)	(.307)	(.358)	(.384)	(.352)	(.374)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.001
Net asset value, end of period	$ 10.32	$ 10.67	$ 10.46	$ 10.04	$ 10.17	$ 9.69
Total Return B,C	(1.94)%	4.99%	7.91%	2.49%	8.69%	.96%
Ratios to Average Net Assets E,G
Expenses before reductions	.42% A	.42%	.44%	.46%	.47%	.43%
Expenses net of fee waivers, if any	.42% A	.42%	.44%	.46%	.47%	.43%
Expenses net of all reductions	.42% A	.41%	.44%	.46%	.46%	.36%
Net investment income (loss)	2.75% A	2.87%	3.37%	3.31%	3.50%	3.80%
Supplemental Data
Net assets, end of period (in millions)	$ 395	$ 327	$ 274	$ 277	$ 660	$ 253
Portfolio turnover rate F	17% A	15%	14%	18%	5%	8%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 205,670
Gross unrealized depreciation	(45,587)
Net unrealized appreciation (depreciation) on securities and other investments	$ 160,083

Tax cost	$ 4,630,837

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $513,472 and $416,558, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the period, the total annualized management fee rate was .26% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 166	$ 11
Class T	-%	.25%	25	-*
Class B	.65%	.25%	13	9
Class C	.75%	.25%	407	115
			$ 611	$ 135

* Amount represents three hundred and eight dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18
Class T	-**
Class B*	2
Class C*	8
$ 28

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents four hundred and eighty dollars.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 78.12
Class T	11.11
Class B	1.09
Class C	58.14
Intermediate Municipal Income	1,888.08
Institutional Class	244.14
	$ 2,280

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $28 and $12, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Class A	$ 1,651	$ 3,304
Class T	250	477
Class B	27	62
Class C	694	1,355
Intermediate Municipal Income	63,477	124,708
Institutional Class	4,895	8,445
Total	$ 70,994	$ 138,351
From net realized gain
Class A	$ 25	$ 86
Class T	4	12
Class B	1	2
Class C	15	53
Intermediate Municipal Income	866	3,005
Institutional Class	63	214
Total	$ 974	$ 3,372

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012

Class A
Shares sold	2,164	4,842	$ 23,000	$ 51,405
Reinvestment of distributions	119	237	1,263	2,517
Shares redeemed	(2,317)	(3,787)	(24,504)	(40,263)
Net increase (decrease)	(34)	1,292	$ (241)	$ 13,659
Class T
Shares sold	152	617	$ 1,622	$ 6,552
Reinvestment of distributions	15	34	157	364
Shares redeemed	(258)	(447)	(2,721)	(4,762)
Net increase (decrease)	(91)	204	$ (942)	$ 2,154
Class B
Shares sold	3	2	$ 18	$ 22
Reinvestment of distributions	1	3	16	36
Shares redeemed	(26)	(40)	(273)	(425)
Net increase (decrease)	(22)	(35)	$ (239)	$ (367)
Class C
Shares sold	870	2,676	$ 9,258	$ 28,406
Reinvestment of distributions	50	94	527	1,004
Shares redeemed	(1,185)	(1,407)	(12,562)	(14,965)
Net increase (decrease)	(265)	1,363	$ (2,777)	$ 14,445
Intermediate Municipal Income
Shares sold	54,160	114,554	$ 574,724	$ 1,215,368
Reinvestment of distributions	4,338	8,547	45,899	90,822
Shares redeemed	(67,567)	(77,206)	(713,347)	(819,131)
Net increase (decrease)	(9,069)	45,895	$ (92,724)	$ 487,059
Institutional Class
Shares sold	13,177	12,972	$ 140,547	$ 137,845
Reinvestment of distributions	261	393	2,758	4,186
Shares redeemed	(5,901)	(8,843)	(62,595)	(93,939)
Net increase (decrease)	7,537	4,522	$ 80,710	$ 48,092

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LIM-USAN-0813
1.787784.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity School Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2013